UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

ALPINE EQUITY TRUST
(Exact name of registrant as specified in charter)

615 East Michigan Street 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

SAMUEL A. LIEBER
ALPINE MANAGEMENT & RESEARCH, LLC
2500 WESTCHESTER AVENUE, SUITE 215
PURCHASE, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: June 30, 2004

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Accor			Security:	5852842
Meeting Date:		04/26/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Ordinary Business
Mgmt	1	Approve Financial Statements and Statutory Reports	For	For

Mgmt	2	Accept Consolidated Financial Statements and Statutory Reports	For	For

Mgmt	3	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For

Mgmt	4	Approve Allocation of Income and Dividends of EUR 1.575 per Share	For	For

Mgmt	5	Ratify Cooptation of Gabriele Galateri Di Genola as Supervisory Board Member	For	Against

In light of these shortcomings, and due to the overall lack of information regarding current board composition and board committee membership, we recommend a vote against the election of the candidates proposed at this meeting.

Mgmt	6	Elect Francis Mayer as Supervisory Board Member	For	Against

Mgmt	7	Authorize Repurchase of Up to 18 Million Shares	For	For

		Special Business
Mgmt	8	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	For	For

Mgmt	9	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 200 Million	For	For
		The potential increase of 33.46 percent of issued capital over a period of 26 months is in line with the limit we recommend for general requests to issue capital with preemptive rights.
Mgmt	10	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 100 Million	For	For

The potential increase of 16.73 percent of issued capital over a period of 26 months is in line with the limit we recommend for general requests to issue capital without preemptive rights. Furthermore, it is very rare for a French company to request an issuance without preemptive rights that is smaller than the one with preemptive rights. This is a clear improvement over the common French issuance request.

Mgmt	11	Authorize Capitalization of Reserves of Up to EUR 200 Million for Bonus Issue or Increase in Par Value	For	For
		Dilution is not a problem when capital is increased using any of these scenarios, as this would merely transfer wealth to shareholders. We see no reason to oppose this request.
Mgmt	12	Set Global Limit for Capital Increase to Result from All Issuance Requests at EUR 300 Million	For	For

Mgmt	13	Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan	For	For

Mgmt	14	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	80,000
Total Shares Voted:			80,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Accor			Security:	5852842
Meeting Date:		05/04/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Ordinary Business
Mgmt	1	Approve Financial Statements and Statutory Reports	For	For
Mgmt	2	Accept Consolidated Financial Statements and Statutory Reports	For	For
Mgmt	3	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For
Mgmt	4	Approve Allocation of Income and Dividends of EUR 1.575 per Share	For	For
Mgmt	5	Ratify Cooptation of Gabriele Galateri Di Genola as Supervisory Board Member	For	Against
Mgmt	6	Elect Francis Mayer as Supervisory Board Member	For	Against
Mgmt	7	Authorize Repurchase of Up to 18 Million Shares	For	For
		Special Business
Mgmt	8	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	For	For
Mgmt	9	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 200 Million	For	For
Mgmt	10	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 100 Million	For	For
Mgmt	11	Authorize Capitalization of Reserves of Up to EUR 200 Million for Bonus Issue or Increase in Par Value	For	For
Mgmt	12	Set Global Limit for Capital Increase to Result from All Issuance Requests at EUR 300 Million	For	For
Mgmt	13	Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan	For	For
Mgmt	14	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	80,000
Total Shares Voted:			80,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Alexander's, Inc. *ALX*			Security:	014752109
Meeting Date:		05/27/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Michael D. Fascitelli --- Withhold

We recommend a vote FOR the directors with the exception of insider Michael D. Fascitelli. We recommend that shareholders WITHHOLD votes from Michael D. Fascitelli for failure to establish an independent nominating committee.

	1.2	Elect Director David Mandelbaum --- For
	1.3	Elect Director Dr. Richard R. West --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	17,500
Total Shares Voted:			17,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

AMARIN PLAZA PUBLIC CO LTD (FORMERLY AMARIN PLAZA CO LTD)			Security:	6027638
Meeting Date:		04/23/04	Record Date:	04/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous EGM	For	For
Mgmt	2	Accept Report on Company Performance in 2003	For	For
Mgmt	3	Accept Report of the Audit Committee for the Year 2003	For	For
Mgmt	4	Accept Financial Statements and Statutory Reports	For	For
Mgmt	5	Approve Allocation of Income and Dividend of Baht 0.65 Per Share	For	For
Mgmt	6	Reduce Par Value of Common Stock to Baht 1 from Baht 6	For	For
Mgmt	7	Amend Articles of Association	For	For
Mgmt	8	Amend Memorandum of Association to Reflect Decrease in Par Value	For	For
Mgmt	9	Elect Directors	For	For
Mgmt	10	Approve Remuneration of Directors	For	For
Mgmt	11	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	12	Other Business	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	2,264,200
Total Shares Voted:			2,264,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

AMATA CORPORATION PUBLIC CO LTD			Security:	6074496
Meeting Date:		04/28/04	Record Date:	04/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous AGM	For	For
Mgmt	2	Accept Directors' Report	For	For
Mgmt	3	Accept Financial Statements and Statutory Reports	For	For
Mgmt	4	Approve Allocation of Income and Dividend of Baht 0.30 per share	For	For
Mgmt	5	Elect Directors	For	For
Mgmt	6	Approve Remuneration of Directors	For	For
Mgmt	7	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	8	Amend Articles of Association Re: The Procedures Used for Related Transactions	For	For
Mgmt	9	Other Business	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	3,000,000
Total Shares Voted:			3,000,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

ASIAN PROPERTY DEVELOPMENT PUBLIC CO LTD			Security:	6668071
Meeting Date:		04/01/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous EGM	For	For
Mgmt	2	Accept Financial Statements and Statutory Reports	For	For
Mgmt	3	Approve Allocation of Income and Dividend of Baht 0.20 per Share	For	For
		A total of Baht 0.20 ($0.005) per share has been proposed as annual dividend.
Mgmt	4	Elect Directors	For	For
Mgmt	5	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	6	Approve Remuneration of Directors	For	For
Mgmt	7	Authorize Issuance of Debentures not exceeding Baht 2.5 Billion	For	For
		The proposed issuance of Baht 2.5 billion ($63 million) worth of debentures is non-convertible into common shares.
Mgmt	8	Other Business	For	Against

This routine item would allow other issues of concern, not contained in the company's official agenda, to be raised at the annual general meeting without giving shareholders ample time to review their details. Consequently, this would create an opportunity to pass resolutions not in the best interest of the shareholders. In view of this, ISS recommends a vote against this item until details on the issues have been provided.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	3,000,000
Total Shares Voted:			3,000,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Australand Property Group (formerly AUSTRALAND HLDGS LTD)			Security:	6003564
Meeting Date:		04/29/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Tham Kui Seng as Director	For	Against
		We recommend a vote FOR the directors with the exception of Tham Kui Seng. We recommend that shareholders vote AGAINST Tham Kui Seng for standing as an insider on the Compensation Committee.
Mgmt	2	Elect James Glen Service as Director	For	For
Mgmt	3	Elect Kee Teck Koon as Director	For	For
Mgmt	4	Approve PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	800,000
Total Shares Voted:			800,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Beazer Homes USA, Inc.			Security:	07556Q105
Meeting Date:		02/10/04	Record Date:	12/12/03

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Laurent Alpert --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Katie J. Bayne --- For

	1.3	Elect Director Brian C. Beazer --- For

	1.4	Elect Director Ian J. McCarthy --- For

	1.5	Elect Director Maureen E. O'Connell --- For

	1.6	Elect Director Larry T. Solari --- For

	1.7	Elect Director Stephen P. Zelnak, Jr. --- For

Mgmt	2	Amend Omnibus Stock Plan	For	Against

Vote Recommendation        We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 12.39 percent is above the allowable cap for this company of 10.60 percent.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	11,000
Total Shares Voted:			11,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Centex Corp. *CTX*			Security:	152312104
Meeting Date:		02/25/04	Record Date:	01/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Increase Authorized Common Stock	For	For
Mgmt	2	Approve Merger Agreement	For	For
Mgmt	3	Approve Merger Agreement	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	14,000
Total Shares Voted:			14,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Chelsfield PLC			Security:	GB0001921781
Meeting Date:		03/18/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1
Approve Arrangements Between Duelguide plc and Chelsfield International Ltd, E. Bernard, N. Hugill, R. Butler, D. Phillips, D. Wisniewski and J. Anderson which Contains the Offer for the Shares in the Company by N M Rothschild on Behalf of Duelguide plc
			For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	206,666
Total Shares Voted:			206,666

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Choice Hotels Scandinavia Asa			Security:	5233588
Meeting Date:		05/06/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Open Meeting; Prepare List of Shareholders	None	None
Mgmt	2	Elect Chairman of Meeting; Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For
Mgmt	3	Approve Meeting Agenda	For	For
Mgmt	4	Accept Annual Report	For	For
Mgmt	5	Accept Financial Statements and Statutory Reports	For	For
Mgmt	6	Approve Creation of NOK 900,000 Pool of Conditional Capital without Preemptive Rights	For	For

This is a general capital request; that is, the company is seeking the authority to issue shares for no specific purpose. Our guidelines allow for general capital increases without preemptive rights to a maximum of 20 percent of the existing outstanding share capital; this amount is generally more than adequate for unforeseen contingencies. Since the potential dilution amounts to 20 percent, we recommend a vote in favor of this proposal.

Mgmt	7	Approve Remuneration of Directors and Auditors	For	For
Mgmt	8	Elect Directors	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	133,000
Total Shares Voted:			133,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

City Developments Ltd.			Security:	6197928
Meeting Date:		04/29/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Adopt Financial Statements and Directors' and Auditors' Reports	For	For
Mgmt	2	Declare Final Dividend	For	For
Mgmt	3	Approve Directors' Fees of SGD 220,000 for the Year Ended Dec. 31, 2003, and Approve Audit Committee Fees of SGD 42,500 Per Quarter for the Period Commencing from July 1, 2004 to June 30, 2005	For	For
Mgmt	4a	Reelect Kwek Leng Beng as Director	For	For
Mgmt	4b	Reelect Kwek Leng Peck as Director	For	For
Mgmt	5a	Reappoint Sim Miah Kian as Director	For	For
Mgmt	5b	Reappoint Tan Tong as Director	For	For
Mgmt	5c	Reappoint Ong Pang Boon as Director	For	For
Mgmt	5d	Reappoint Chee Keng Soon as Director	For	For
Mgmt	5e	Reappoint Tang See Chim as Director	For	For
Mgmt	6	Reappoint KPMG as Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	7	Other Business (Voting)	For	Against
		Until more detailed information is made available concerning these items, we must recommend a vote opposing such requests.
Mgmt	8	Approve Issuance of Shares and Grant of Options Pursuant to the Share Option Scheme 2001	For	Against

It is ISS policy to oppose an option plan under which more than 5 percent of issued capital is available for grants, except in the case of growth companies or particularly well-structured plans, for which we approve of making available up to 10 percent of issued capital. Given that the plan makes available 8 percent of the company's issued capital, ISS recommends that shareholders vote against this request as the dilution level is considered unacceptable.

Mgmt	9	Approve Mandate for Transactions with Related Parties	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	1,000,000
Total Shares Voted:			1,000,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

City Developments Ltd.			Security:	6197928
Meeting Date:		04/29/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Special Cash Dividend for Each Ordinary Share Held in the Company	For	For
Mgmt	2	Approve Issuance of Up to 82.72 Million Bonus Warrants on the Basis of One Bonus Warrant for Every Ten Shares Held	For	For
Mgmt	3	Approve Rights Issue of Up to 330.87 Million Nonreedemable Convertible Noncumulative Preference Shares	For	For
Mgmt	4	Approve Increase in Authorized Capital	For	For
Mgmt	5	Amend Memorandum of Association Re: To Reflect New Share Capital of the Company	For	For
Mgmt	6	Authorize Share Repurchase Program	For	For
Mgmt	7	Approve Issuance of Shares without Preemptive Rights	For	For
		Special Business
Mgmt	1	Amend Articles of Association of the Company in Conjunction with the Rights Issue	For	For
Mgmt	2	Amend Articles of Association	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	1,000,000
Total Shares Voted:			1,000,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Clublink Corp. *LNK*			Security:	2204383
Meeting Date:		06/15/04	Record Date:	04/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Paul J. Atkinson, Patrick S. Brigham, Paul D. Campbell, Robert B. Poile, K. (Rai) Sahi, Brian J. Semkowski, Bruce S. Simmonds, Donald W. Turple, and Jack D. Winberg as Directors	For	For

Given that shareholders may wish to express differing views as to the suitability of the director nominees, Fairvest takes the view that shareholders should have the ability to cast ballots with respect to individuals rather than the entire slate. If this is possible, they will not be forced to withhold votes for the board as a whole as their only method of registering a negative view of an individual or individuals. The board is majority independent. There are no insiders on either the Audit or Compensation Committees.

Mgmt	2	Appoint Auditors and Authorize Board to Fix Remuneration of Auditors	For	For
		Ernst & Young LLP have been the company's auditors since 2003. The circular does not provide the audit or non-audit fees paid to the auditor over the most recent fiscal year.
Mgmt	3	Amend Articles	For	For

Shareholders are being asked to approve an amendment to the company's articles that would, if passed, allow the company to consolidate on a one-for-100 basis and then split the company's shares on a 100-for-1 basis. This will result in holders of less than 100 common shares of the corporation ceasing to holder such shares. They will be entitled to receive cash consideration for their common shares. Following the completion of this transaction, holders of 100 or more common shares will hold the same number of shares they held prior to this transaction. The company feels that they will save a significant amount of money on printing and mailing materials to the holders of less than 100 shares that it currently spends. The company also believes that many of these small shareholders will welcome the opportunity to sell their shares without having to pay a brokerage fee. Fairvest does not oppose this resolution.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	150,100
Total Shares Voted:			150,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Clublink Corp. *LNK*			Security:	CA18947K2020
Meeting Date:		06/15/04	Record Date:	04/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Paul J. Atkinson, Patrick S. Brigham, Paul D. Campbell, Robert B. Poile, K. (Rai) Sahi, Brian J. Semkowski, Bruce S. Simmonds, Donald W. Turple, and Jack D. Winberg as Directors	For	For

Given that shareholders may wish to express differing views as to the suitability of the director nominees, Fairvest takes the view that shareholders should have the ability to cast ballots with respect to individuals rather than the entire slate. If this is possible, they will not be forced to withhold votes for the board as a whole as their only method of registering a negative view of an individual or individuals. The board is majority independent. There are no insiders on either the Audit or Compensation Committees.

Mgmt	2	Appoint Auditors and Authorize Board to Fix Remuneration of Auditors	For	For
		Ernst & Young LLP have been the company's auditors since 2003. The circular does not provide the audit or non-audit fees paid to the auditor over the most recent fiscal year.
Mgmt	3	Amend Articles	For	For

Shareholders are being asked to approve an amendment to the company's articles that would, if passed, allow the company to consolidate on a one-for-100 basis and then split the company's shares on a 100-for-1 basis. This will result in holders of less than 100 common shares of the corporation ceasing to holder such shares. They will be entitled to receive cash consideration for their common shares. Following the completion of this transaction, holders of 100 or more common shares will hold the same number of shares they held prior to this transaction. The company feels that they will save a significant amount of money on printing and mailing materials to the holders of less than 100 shares that it currently spends. The company also believes that many of these small shareholders will welcome the opportunity to sell their shares without having to pay a brokerage fee. Fairvest does not oppose this resolution.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	150,100
Total Shares Voted:			150,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

D.R. Horton, Inc. *DHI*			Security:	23331A109
Meeting Date:		01/29/04	Record Date:	12/04/03

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Donald R. Horton --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Bradley S. Anderson --- For

	1.3	Elect Director Michael R. Buchanan --- For

	1.4	Elect Director Richard I. Galland --- For

	1.5	Elect Director Francine I. Neff --- For

	1.6	Elect Director Donald J. Tomnitz --- For

	1.7	Elect Director Bill W. Wheat --- For

Mgmt	2	Amend Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	3	Other Business	For	Against
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	18,000
Total Shares Voted:			18,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Derwent Valley Holdings			Security:	0265274
Meeting Date:		05/20/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Accept Financial Statements and Statutory Reports	For	For
Mgmt	2	Approve Final Dividend of 8.10 Pence Per Ordinary Share	For	For
Mgmt	3	Approve Remuneration Report	For	For
Mgmt	4	Re-elect Nigel George as Director	For	For
Mgmt	5	Re-elect Paul Williams as Director	For	For
Mgmt	6	Re-elect Simon Neathercoat as Director	For	For
Mgmt	7	Re-appoint BDO Stoy Hayward LLP as Auditors and Authorise Board to Fix Remuneration of Auditors	For	For
Mgmt	8	Approve Derwent Holdings plc Performance Share Plan 2004	For	For
Mgmt	9	Approve Derwent Holdings plc Employee Trust	For	For
Mgmt	10	Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 886,119.20	For	For
Mgmt	11	Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 132,917.90	For	For
Mgmt	12	Authorise 5,316,715 Ordinary Shares for Market Purchase	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	110,000
Total Shares Voted:			110,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Dusit Thani Corp. Ltd.			Security:	6284370
Meeting Date:		04/30/04	Record Date:	04/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous AGM	For	For

Mgmt	2	Accept Report on Company Performance in 2003	For	For

Mgmt	3	Accept Financial Statements and Statutory Reports	For	For

Mgmt	4	Approve Allocation of Income and Final Dividend of Baht 1.50 per Share	For	For
		Baht 1.50 ($0.038) per share has been proposed as final dividends. Including the interim dividend of Baht 1.00 ($0.025), the company will have an annual cash dividend of Baht 2.50 ($0.63).
Mgmt	5	Elect Directors	For	For

Mgmt	6	Approve Remuneration of Directors	For	For

Mgmt	7	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For

Mgmt	8	Amend Articles of Association Re: The Procedures Used for Connected Transactions	For	For
		This proposal will require that the company abide by the Stock Exchange of Thailand regulations governing such transactions.
Mgmt	9	Approve Financial Assistance to Subsidiaries and Associated Companies of Not Exceeding Baht 2 Billion	For	Against

The proposal seeks to provide financial assistance to the subsidiary and associated companies with the limit not exceeding Baht 2 billion ($50 million), where names and shareholding portion of the subsidiary and associated companies appeared in the notes to the financial statements. ISS recommends voting against the resolution since the company had not disclosed adequate information regarding the terms and details of the proposal as it will have a direct impact on shareholder value.

Mgmt	10	Other Business	For	Against

This routine item would allow other issues of concern, not contained in the company's official agenda, to be raised at the annual general meeting without giving shareholders ample time to review their details. Consequently, this would create an opportunity to pass resolutions not in the best interest of the shareholders. In view of this, ISS recommends a vote against this item until details on the issues have been provided.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	178,600
Total Shares Voted:			178,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Euro Disney SCA			Security:	FR0000125874
Meeting Date:		03/25/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Annual Meeting Agenda
Mgmt	1	Approve Financial Statements and Discharge of Limited Partner and Supervisory Board	For	For
Mgmt	2	Accept Consolidated Financial Statements and Statutory Reports	For	For
Mgmt	3	Approve Treatment of Losses	For	For
		This is a routine loss statement.
Mgmt	4	Approve Related Party Transaction - Euro Disney SA and The Walt Disney Company (Netherlands) B.V. Re: Remuneration of Management and Payments of Licensing Fees	For	For
Mgmt	5	Approve Related Party Transaction - New Credit Line in the Amount of EUR 45 Million Granted by The Walt Disney Company	For	For
Mgmt	6	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For
Mgmt	7	Reduce Par Value from EUR 0.76 to EUR 0.01 per Share, Approve Reduction in Share Capital, and Amend Articles Accordingly	For	For
Mgmt	8	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	2,710,000
Total Shares Voted:			2,710,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Gaylord Entertainment Co. *GET*			Security:	367905106
Meeting Date:		05/07/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director E. K. Gaylord II --- Withhold

We recommend a vote FOR the directors with the exception of affiliated outsider E. K. Gaylord II. We recommend that shareholders WITHHOLD votes from E. K. Gaylord II for standing as an affiliated outsider on the Compensation Committee.

	1.2	Elect Director E. Gordon Gee --- For
	1.3	Elect Director Robert P. Bowen --- For
	1.4	Elect Director Ralph Horn --- For
	1.5	Elect Director Laurence S. Geller --- For
	1.6	Elect Director Michael D. Rose --- For
	1.7	Elect Director Colin V. Reed --- For
	1.8	Elect Director Michael I. Roth --- For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	48,200
Total Shares Voted:			48,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

GECINA			Security:	FR0010040865
Meeting Date:		06/02/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Ordinary Business
Mgmt	1	Approve Financial Statements and Statutory Reports	For	For
Mgmt	2	Accept Consolidated Financial Statements and Statutory Reports	For	For
Mgmt	3	Approve Standard Accounting Transfers	For	For
		This is a routine accounting transfer.
Mgmt	4	Approve Allocation of Income and Dividends of EUR 3.35 per Common Share and EUR 0.65 per SIIC Share	For	For
Mgmt	5	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For
Mgmt	6	Reelect Anne-Marie De Chalambert as Director	For	For
Mgmt	7	Approve Remuneration of Directors in the Aggregate Amount of EUR 400,000	For	For
Mgmt	8	Confirm End of Term of F.M Richard et Associes SA and Ernst & Young as Auditors, and Sylvain Elkaim and Dominique Duret-Ferrari as Alternate Auditors	For	For
Mgmt	9	Confirm Resignation of Mazars & Guerard as Third Auditors and Patrick de Cambourg as Alternate Auditor	For	For
Mgmt	10	Ratify Mazars & Guerard as Auditors	For	For
Mgmt	11	Ratify PricewaterhouseCoopers Audit as Auditors	For	For
Mgmt	12	Ratify Patrick de Cambourg as Alternate Auditors	For	For
Mgmt	13	Ratify Pierre Coll as Alternate Auditors	For	For
Mgmt	14	Authorize Repurchase of Up to Ten Percent of Issued Share Capital	For	For
Mgmt	15	Authorize Issuance of Bonds/Debentures in the Aggregate Value of EUR 1.5 Billion	For	For
		Special Business
Mgmt	16	Approve Stock Option Plan Grants	For	Against

The plan does not contain some elements that we favor in a standard French executive stock option plan. The plan is administered by the Remuneration Committee, which includes one insider and two affiliated outsiders. ISS prefers that all key board committees comprise only independent outsiders. ISS believes that insiders, particularly on key board committees such as the audit and the remuneration committees, threaten to undermine the purpose of these committee in providing independent oversight and preventing conflicts of interest. Finally, we believe that options for management should be used as incentives and not as alternate forms of compensation, and thus we disapprove of options being granted to management at a discount. Because we believe that options granted to management should serve solely as incentives, we do not recommend supporting this plan, which provides for option grants to management at a discount of up to 5 percent.

Mgmt	17	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 150 Million	For	For
Mgmt	18	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 150 Million	For	For

We believe that shareholders should have preemptive rights for large stock issues, but we also believe that companies should have the flexibility to transact ordinary business (to fund compensation plans, for example) without having to incur the extra expense of providing preemptive rights for small issuances. A potential capital increase of 34.5 percent of issued capital per 26 months falls within the limit recommended by our guidelines for general requests to issue capital without preemptive rights.

Mgmt	19	Authorize Capitalization of Reserves of Up to EUR 150 Million for Bonus Issue or Increase in Par Value	For	For
		Dilution is not a problem when capital is increased using any of these scenarios, as this would merely transfer wealth to shareholders. We see no reason to oppose this request.
Mgmt	20	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	For	For
Mgmt	21	Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan	For	For
Mgmt	22	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	30,000
Total Shares Voted:			30,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Golden Land Property			Security:	6375296
Meeting Date:		04/29/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous AGM	For	For

Mgmt	2	Accept Report on Company Performance in 2003	For	For

Mgmt	3	Accept Financial Statements and Statutory Reports	For	For

Mgmt	4	Approve Non-Allocation of Income and Omission of Dividends	For	For

Mgmt	5	Elect Directors and Fix Their Remuneration	For	For

Mgmt	6	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For

Mgmt	7	Other Business	For	Against

This routine item would allow other issues of concern, not contained in the company's official agenda, to be raised at the annual general meeting without giving shareholders ample time to review their details. Consequently, this would create an opportunity to pass resolutions not in the best interest of the shareholders. In view of this, ISS recommends a vote against this item until details on the issues have been provided.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	2,000,000
Total Shares Voted:			2,000,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Hongkong and Shanghai Hotels Ltd.			Security:	6436386
Meeting Date:		05/06/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Accept Financial Statements and Statutory Reports	For	For
Mgmt	2	Approve Final Dividend	For	For
Mgmt	3	Reelect Directors	For	For
Mgmt	4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	5	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	Against

This request is being made to renew the authority because the authority to issue shares effectively expired with the convening of this shareholder meeting. This authority complies with strict SEHK regulations governing such plans, however, ISS recommends voting against the issuance of shares without preemptive rights unless the company provides specific language and terms that there will be (1) adequate restrictions on discounts and (2) no authority to refresh the share issuance amounts without prior shareholder approval. This is in light of abuses made by a number of Hong Kong companies that have issued shares at steep discounts to related parties and renewed the share issuance amount under this authority without shareholder approval, both of which are permissible under current law.

Mgmt	6	Approve Repurchase of Up to 10 Percent of Issued Capital	For	For
Mgmt	7	Authorize Reissuance of Repurchased Shares	For	For
Mgmt	8	Approve Remuneration of Directors at HK$100,000 for Each	For	For
Mgmt	9
Amend Articles Re: Addition of Technical Definitions and Minor Alterations, Reelection of Directors, Inclusion of Electronic Communications to Facilitate Meetings, as Well as to Disclose Corporate Information
			For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	3,200,000
Total Shares Voted:			3,200,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Hovnanian Enterprises, Inc. *HOV*			Security:	442487203
Meeting Date:		03/05/04	Record Date:	01/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director K. Hovnanian --- Withhold

We recommend a vote FOR the directors with the exceptions of J. Sorsby, A. Greenbaum, G. Decesaris, Jr., A. Hovnanian, and K. Hovnanian, from whom we recommend shareholders WITHHOLD votes for failure to establish an independent nominating committee and for failure to establish a majority independent board.

	1.2	Elect Director A. Hovnanian --- Withhold

	1.3	Elect Director G. Decesaris, Jr. --- Withhold

	1.4	Elect Director A. Greenbaum --- Withhold

	1.5	Elect Director D. Mcdonald --- For

	1.6	Elect Director J. Robbins --- For

	1.7	Elect Director J. Sorsby --- Withhold

	1.8	Elect Director S. Weinroth --- For

	1.9	Elect Director E. Kangas --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Increase Authorized Common Stock	For	For
		The requested increase of 130,000,000 shares is below the allowable threshold of 160,160,000 shares.
Mgmt	4	Approve Executive Incentive Bonus Plan	For	For

                                                    V. Vote Recommendation        Under 162(m), preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation. Additionally, the total cost of the company's plans of 16.04 percent is within the allowable cap for this company of 19.99 percent.

Mgmt	5	Amend Omnibus Stock Plan	For	Against
		VI. Vote Recommendation The total cost of the company's plans of 21.43 percent is above the allowable cap for this company of 19.99 percent.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	14,000
Total Shares Voted:			14,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Inmobiliaria Colonial SA			Security:	5800056
Meeting Date:		04/15/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Individual and Consolidated Financial Statements and Statutory Reports, and Discharge Directors	For	For
Mgmt	2	Approve Allocation of Income	For	For
Mgmt	3	Approve Auditors	For	For
Mgmt	4	Elect Management Board	For	For
Mgmt	5	Approve General Meeting Guidelines	For	For
Mgmt	6	Accept Report Re: Board of Directors' Guidelines	For	For
Mgmt	7	Authorize Repurchase of Shares	For	For
Mgmt	8	Authorize Board to Ratify and Execute Approved Resolutions	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	97,245
Total Shares Voted:			97,245

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Inmobiliaria Urbis, S.A.			Security:	5719732
Meeting Date:		04/29/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Individual and Consolidated Financial Statements, and Discharge Directors	For	For
Mgmt	2	Approve Allocation of Income	For	For
Mgmt	3	Approve General Meeting Guidelines	For	For
Mgmt	4
Amend Articles Re: Shareholders Meeting, Attendance Rights, Remote Voting, Proxy Card, Information Rights, Board Size, Board Substitution, Board's Meetings, Governance Report, Conflict of Interests, Audit Committee, and Information Compliance
			For	For
Mgmt	5	Reelect Directors to Management Board	For	For
Mgmt	6	Reelect Auditors	For	For
Mgmt	7	Authorize Repurchase of Shares	For	For
Mgmt	8	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	For
Mgmt	9	Authorize Issuance of Convertible Bonds without Preemptive Rights up to Aggregate Nominal Amount	For	For
Mgmt	10	Accept Report Re: Board of Directors' Guidelines	For	For
Mgmt	11	Authorize Board to Ratify and Execute Approved Resolutions	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	71,826
Total Shares Voted:			71,826

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

INTERSTATE HOTELS & RESORTS, INC. *IHR*			Security:	46088S106
Meeting Date:		05/27/04	Record Date:	04/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director John J. Russell, Jr. --- For
		We recommend a vote FOR the directors with the exception of independent outsider Leslie R. Doggett. We recommend that shareholders WITHHOLD votes from Leslie R. Doggett for poor attendance.
	1.2	Elect Director Leslie R. Doggett --- Withhold
	1.3	Elect Director James B. McCurry --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	60,000
Total Shares Voted:			60,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

IVG Immobilien AG(frmly IVG Holding AG)			Security:	5740378
Meeting Date:		05/27/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Receive Financial Statements and Statutory Reports	None	None
Mgmt	2	Approve Allocation of Income and Dividends of EUR 0.34 per Share	For	For
Mgmt	3	Approve Discharge of Management Board	For	For
Mgmt	4	Approve Discharge of Supervisory Board	For	For
Mgmt	5	Elect Detlef Bierbaum, Matthias Graf von Krockow, and Peter Rieck to the Supervisory Board	For	For
Mgmt	6	Approve Affiliation Agreements with a Subsidiary (IVG Management GmbH)	For	For
Mgmt	7	Approve Affiliation Agreements with a Subsidiary (IVG Beteiligungs GmbH)	For	For
Mgmt	8	Approve Affiliation Agreements with a Subsidiary (IVG Media Works Munich Vermietgesellschaft mbH)	For	For
Mgmt	9	Approve Affiliation Agreements with a Subsidiary (IVG Object Museumsmeile Bonn GmbH)	For	For
Mgmt	10	Approve Creation of EUR 10 Million Pool of Conditional Capital with Partial Exclusion of Preemptive Rights	For	For
Mgmt	11	Authorize Share Repurchase Program and Reissuance of Repurchased Shares	For	For
Mgmt	12	Ratify PwC Deutsche Revision AG as Auditors	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	64,400
Total Shares Voted:			64,400

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

JM AB			Security:	4155508
Meeting Date:		04/28/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Open Meeting; Elect Chairman of Meeting	For	For
Mgmt	2	Prepare and Approve List of Shareholders	For	For
Mgmt	3	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For
Mgmt	4	Acknowledge Proper Convening of Meeting	For	For
Mgmt	5	Approve Agenda of Meeting	For	For
Mgmt	6	Receive Financial Statements and Statutory Reports; Receive Chairman's and President's Reports	None	None
Mgmt	7	Accept Financial Statements and Statutory Reports	For	For
Mgmt	8	Approve Allocation of Income and Dividends of SEK 5 Per Share	For	For
Mgmt	9	Approve Record Date (May 3) for Dividend	For	For
Mgmt	10	Approve Discharge of Board and President	For	For
Mgmt	11	Determine Number of Members (8) and Deputy Members (0) of Board	For	For
Mgmt	12	Approve Remuneration of Directors in the Aggregate Amount of SEK 1.6 Million; Approve Remuneration of SEK 300,000 for Committee Work	For	For
Mgmt	13	Approve Remuneration of Auditors	For	For
Mgmt	14	Receive Report about Director Nominees' Other Board Memberships	None	None
Mgmt	15	Reelect Elisabet Annell, Bjoern Bjoernsson, Berthold Lindqvist, Johan Skoglund, Lennart Sunden, and Per Westlund as Directors; Elect Bengt Larsson and Torbjoern Torell as New Directors	For	For
Mgmt	16	Ratify Ernst & Young as Auditors	For	For
		Shareholder Proposals
ShrHoldr	17.1	Shareholder Proposal: Authorize General Meeting to Elect Members of Nominating Committee	Against	For

Nevertheless, we believe that the system proposed by the Shareholders' Association is superior to the one currently used by JM because the general meeting would appoint the members of the committee. On this basis, we recommend a vote in favor of the proposal.

		Ordinary Business
Mgmt	17.2	Authorize Chairman of Board to Appoint Four Representatives of Company's Largest Shareholders to Serve on Nominating Committee	For	Against

Because (1) non-directors would be appointed as members, (2) the names of those appointed to the committee would not be disclosed until a few months before the next AGM, and (3) the system proposed by the Shareholders' Association under the previous item is superior, we recommend a vote against the proposal.

		Shareholder Proposals
ShrHoldr	17.3	Shareholder Proposal: Question to Board Concerning Remuneration Committee Report	None	None
ShrHoldr	17.4	Shareholder Proposal: Question to Board Concerning Audit Committee Report	None	None

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	137,600
Total Shares Voted:			137,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Kaufman et Broad SA			Security:	5886153
Meeting Date:		04/28/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Annual Meeting Agenda
Mgmt	1	Approve Financial Statements and Statutory Reports	For	For
Mgmt	2	Approve Allocation of Income and Dividends of EUR 1.65 per Share	For	For
Mgmt	3	Confirm Absence of Non-Tax Deductible Expenses	For	For
Mgmt	4	Accept Consolidated Financial Statements and Statutory Reports	For	For
Mgmt	5	Approve Discharge of Directors	For	For
Mgmt	6	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For
Mgmt	7	Approve Remuneration of Directors in the Aggregate Amount of EUR 100,000	For	For
Mgmt	8	Authorize Repurchase of Up to Ten Percent of Issued Share Capital	For	For
Mgmt	9	Elect Yves Galland as Director	For	Against

ISS believes that board-related disclosure at Kaufman et Broad is below market norm. Most importantly, the company did not disclose any information regarding the two nominees standing for election at this meeting, other than to note that it was decided at the company's March 9, 2004, board meeting to appoint two new board members. We are thus unable to categorize these two directors.         Due to substandard information regarding the candidates proposed in Item 9 (Yves Galland) and Item 10 (Ray R. Irani), we recommend a vote against their election at this meeting.

Mgmt	10	Elect Ray Irani as Director	For	Against
Mgmt	11	Reelect Guy Nafilyan as Director	For	For
Mgmt	12	Reelect Bruce Karatz as Director	For	For
Mgmt	13	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	2,405
Total Shares Voted:			2,405

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

La Quinta Corp. *LQI*			Security:	50419U202
Meeting Date:		05/20/04	Record Date:	03/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	221,200
Total Shares Voted:			221,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

LALIN PROPERTY PUBLIC CO LTD			Security:	6698830
Meeting Date:		04/01/04	Record Date:	04/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous EGM	For	For
Mgmt	2	Approve Financial Statements, Allocation of Income and Dividend of Baht 0.33 per Share	For	For
Mgmt	3	Authorize Issuance of Debentures Not Exceeding Baht 1.2 Billion	For	For
Mgmt	4	Approve Increase in Registered Capital	For	For

The proposal seeks to increase registered capital to Baht 925 million ($23.3 million) by issuing 100 million ordinary shares at Baht 1.00 ($0.025) par. The 100 million ordinary shares are to be reserved for the exercise of convertible debenture or warrants. The 100 million ordinary shares, if fully converted, will result in a total dilution of 12 percent of outstanding capital to existing shareholders.

Mgmt	5	Amend Memorandum of Association to Reflect Increase in Registered Capital	For	For
		This item is pursuant to the increase of registered capital in Item 4.
Mgmt	6	Elect Directors	For	For
Mgmt	7	Approve Remuneration of Directors	For	For
Mgmt	8	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	9	Other Business	For	Against

This routine item would allow other issues of concern, not contained in the company's official agenda, to be raised at the annual general meeting without giving shareholders ample time to review their details. Consequently, this would create an opportunity to pass resolutions not in the best interest of the shareholders. In view of this, ISS recommends a vote against this item until details on the issues have been provided.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	3,930,000
Total Shares Voted:			3,930,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Lennar Corp. *LEN*			Security:	526057104
Meeting Date:		03/30/04	Record Date:	02/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Irving Bolotin --- Withhold

We recommend a vote FOR the directors with the exception of Irving Bolotin from whom we recommend that shareholders WITHHOLD votes for standing as an affiliated outsider on the Audit, Compensation, and Nominating committees.

	1.2	Elect Director R. Kirk Landon --- For

	1.3	Elect Director Donna E. Shalala --- For

Mgmt	2	Other Business	For	Against
		As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	28,400
Total Shares Voted:			28,400

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Levitt Corporation *LEV*			Security:	52742P108
Meeting Date:		05/11/04	Record Date:	04/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director William Scherer --- For

	1.2	Elect Director S. Lawrence Kahn, III --- For

	1.3	Elect Director Joel Levy --- For

Mgmt	2	Amend Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 6.35 percent is within the allowable cap for this company of 19.45 percent.
Mgmt	3	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

M.D.C. Holdings, Inc. *MDC*			Security:	552676108
Meeting Date:		04/26/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Herbert T. Buchwald --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Larry A. Mizel --- For
ShrHoldr	2	Prepare Sustainability Report	Against	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	12,100
Total Shares Voted:			12,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

MAJOR CINEPLEX GROUP PUBLIC CO LTD			Security:	6524322
Meeting Date:		04/22/04	Record Date:	04/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous EGM	For	For
Mgmt	2	Accept Directors' Report	For	For
Mgmt	3	Accept Financial Statements and Statutory Reports	For	For
Mgmt	4	Approve Allocation of Income and Dividend of Baht 0.60 per Share	For	For
Mgmt	5	Elect Directors	For	For
Mgmt	6	Approve Remuneration of Directors	For	For
Mgmt	7	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	8	Approve Issuance of 3.5 Million Units of Warrants to Directors, Employees, and Advisors of the Company	For	For
Mgmt	9	Approve Increase in Registered Capital to Baht 772 Million	For	For
Mgmt	10	Amend Memorandum of Association to Reflect Increase in Registered Capital	For	For
Mgmt	11	Approve Issuance of 15 Million Ordinary Shares	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	2,500,000
Total Shares Voted:			2,500,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

MeriStar Hospitality Corporation *MHX*			Security:	58984Y103
Meeting Date:		05/26/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director D. Ellen Shuman --- For

We recommend a vote FOR the directors with the exception of independent outsider James R. Worms. We recommend that shareholders WITHHOLD votes from Compensation Committee member James R. Worms for not aligning CEO's pay with the interests of shareholders.

	1.2	Elect Director Paul W. Whetsell --- For
	1.3	Elect Director James R. Worms --- Withhold
	1.4	Elect Director H. Cabot Lodge III --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	200,000
Total Shares Voted:			200,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Meritage Corporation *MTH*			Security:	59001A102
Meeting Date:		05/12/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Steven J. Hilton --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Raymond Oppel --- For

	1.3	Elect Director William G. Campbell --- For

Mgmt	2	Amend Stock Option Plan	For	For

                                                    V. Vote Recommendation        The total cost of the company's plans of 9.46 percent is within the allowable cap for this company of 19.90 percent.         Equity grants of stock options to top six named executive officers is 30.09 percent of the total shares awarded in the current year. More than one quarter of the total shares granted in the current year were made to top six executives.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	12,000
Total Shares Voted:			12,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Midland Realty Holdings Ltd			Security:	6597700
Meeting Date:		05/11/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Accept Financial Statements and Statutory Reports	For	For
Mgmt	2	Approve Final Dividend of HK$0.05 Per Share	For	For
Mgmt	3	Reelect Directors and Fix Their Remuneration	For	For
Mgmt	4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	7,024,000
Total Shares Voted:			7,024,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Millennium & Copthorne Hotels Plc			Security:	0562254
Meeting Date:		05/06/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Accept the Directors' Report	For	For
Mgmt	2	Accept Financial Statements and Auditors' Reports	For	For
Mgmt	3	Approve Final Dividend of 2.05 Pence Per Ordinary Share	For	For
Mgmt	4	Re-elect Sir Idris Pearce as Director	For	For
Mgmt	5	Re-elect John Sclater as Director	For	For
Mgmt	6	Re-elect Wong Hong Ren as Director	For	For
Mgmt	7	Re-appoint KPMG Audit Plc as Auditors and Authorise Board to Fix Remuneration of Auditors	For	For
Mgmt	8	Approve Remuneration Report	For	For
Mgmt	9	Approve Extension to the Provisions of the Co-operation Agreement Enabling City Developments Ltd. to Maintain its Percentage of Shareholding in the Company	For	For
Mgmt	10	Authorise EU Political Donations up to Aggregate Nominal Amount of GBP 100,000	For	For
Mgmt	11	Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 28,270,595	For	For
Mgmt	12	Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 4,240,589	For	For
Mgmt	13	Authorise 28,270,594 Ordinary Shares for Market Purchase	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	125,000
Total Shares Voted:			125,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

MK Real Estate Develop			Security:	6712923
Meeting Date:		04/29/04	Record Date:	04/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous EGM	For	For

Mgmt	2	Accept Directors' Report	For	For

Mgmt	3	Accept Financial Statements and Statutory Reports	For	For

Mgmt	4	Approve Allocation of Income and Dividends	For	For
		Cash dividend of Baht 0.0222 ($0.0006) and stock dividend of one new share for five existing shares has been proposed.
Mgmt	5	Approve Increase in Registered Capital to Baht 867.6 Million	For	For

This item is to approve the increase of registered capital to Baht 867.6 million by issuing 145.3 million new common shares at Baht 1 ($0.025) par per share to support the stock dividend of 141.4 million common shares. The increase of capital will likewise support the change in conversion price of convertible debentures due to the issuance of stock dividends of 3.9 million common shares.

Mgmt	6	Amend Memorandum of Association to Reflect Increase in Registered Capital	For	For
		The proposal is pursuant to the increase of registered capital in Item 5.
Mgmt	7	Elect Directors and Fix Their Remuneration	For	For

Mgmt	8	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For

Mgmt	9	Appoint Audit Committee and Fix Their Remuneration	For	For

Mgmt	10	Amend Articles of Association	For	For

Amendments are as follows:        To add a clause that allows only one authorized director signature with the company seal in case the company is applying for utility or construction permits.        The item will also allow the company to enter into connected party transactions as long as it is in accordance with rules of the Stock Exchange of Thailand.

Mgmt	11	Approve Authority of Directors	For	For

Mgmt	12	Other Business	For	Against

This routine item would allow other issues of concern, not contained in the company's official agenda, to be raised at the annual general meeting without giving shareholders ample time to review their details. Consequently, this would create an opportunity to pass resolutions not in the best interest of the shareholders. In view of this, ISS recommends a vote against this item until details on the issues have been provided.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	7,500,000
Total Shares Voted:			7,500,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

NOBLE DEVELOPMENT PUBLIC CO LTD			Security:	6606714
Meeting Date:		04/29/04	Record Date:	04/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of Previous AGM	For	For

Mgmt	2	Accept Report on Company Performance in 2003	For	For

Mgmt	3	Accept Financial Statements and Statutory Reports	For	For

Mgmt	4	Approve Allocation of Income and Dividend of Baht 0.42 per Share	For	For

Mgmt	5	Elect Directors	For	For

Mgmt	6	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For

Mgmt	7	Other Business	For	Against
		In view of this, ISS recommends a vote against this item until details on the issues have been provided.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	2,500,000
Total Shares Voted:			2,500,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Pierre et Vacances S.A.			Security:	FR0000073041
Meeting Date:		03/11/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Special Business
Mgmt	1	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 17.14 Million	For	For
		The potential capital increase (50 percent over currently issued capital) is in line with the limits prescribed by our guidelines for issuances with preemptive rights.
Mgmt	2	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 17.14 Million	For	Against
		A potential increase of 50.02 percent of issued capital without preemptive rights exceeds the limit we recommend for general requests to issue capital without preemptive rights.
Mgmt	3	Approve Stock Option Plan Grants	For	Against

The plan does not contain several of the key elements that we favor in a standard French executive stock option plan. The company's board does not maintain a Remuneration Committee and the plan is administered by the full board of directors, including executives. ISS opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Therefore, administration of plans should be in the hands of directors who are unable to participate in the plan. Furthermore, the plan allows for the participation of employees of the company's shareholders. While French Commercial Law allows for such extensions to employees of an entity holding more than 10 percent of the shares or voting rights of the issuing company (article L225-180), ISS does not approve of this feature. We believe that employees of a shareholder do not have an immediate impact on the company's performance. Thus the key elements of the plan fail to align the interest of plan participants with that of the company's shareholders. Finally, we believe that options for management should be used as incentives and not as alternate forms of compensation, and thus we disapprove of options being granted to management at a discount. Because we believe that options granted to management should serve solely as incentives, we do not recommend supporting this plan, which provides for option grants to management at a discount of up to five percent.

Mgmt	4	Amend Articles Re: Powers of the Board, Board Composition, Director Retirement Age, and Board Meetings	For	For
Mgmt	5	Authorize Capitalization of Reserves for Increase in Par Value	For	For
		Dilution is not a problem when capital is increased using any of these scenarios, as this would merely transfer wealth to shareholders. We see no reason to oppose this request.
Mgmt	6	Approve Increase in Par Value From EUR 4 to EUR 10 Pursuant to Item 5	For	For
		Dilution is not a problem when capital is increased using any of these scenarios, as this would merely transfer wealth to shareholders. As such, we recommend to vote for this proposal.
Mgmt	7	Amend Articles to Reflect Changes in Capital	For	For
		Ordinary Business
Mgmt	8	Reelect Gerard Bremond as Director	For	Against

Given these concerns, and since the company failed to provide the annual report for fiscal year 2003 in a timely manner, ISS cannot include details on Pierre et Vacance's board composition. We strongly believe that publicly listed companies should make the annual report available at least 21 days prior to the meeting, preferably via the Internet in addition to traditional channels. We recommend that shareholders contact the company's investor relations department directly and express their desire to access the annual report in a timely manner. At this meeting, due to the lack of information regarding the nominees, we recommend a vote against the reelection of the board at this meeting.

Mgmt	9	Reelect Francois Georges as Director	For	Against
Mgmt	10	Reelect Michel Dupont as Director	For	Against
Mgmt	11	Reelect Olivier Bremond as Director	For	Against
Mgmt	12	Reelect Company S.I.T.I as Director	For	Against
Mgmt	13	Reelect Marc Pasture as Director	For	Against
Mgmt	14	Reelect Sven Boinet as Director	For	Against
Mgmt	15	Elect Ralf Corsten as Director	For	Against
Mgmt	16	Approve Remuneration of Directors in the Aggregate Amount of EUR 150,000	For	For
Mgmt	17	Approve Special Dividend of EUR 1.50 per Share	For	For
Mgmt	18	Authorize Repurchase of Up to Ten Percent of Issued Share Capital	For	For
Mgmt	19	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	13,430
Total Shares Voted:			13,430

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Prime Group Realty Trust *PGE*			Security:	74158J103
Meeting Date:		06/04/04	Record Date:	04/20/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	100,000
Total Shares Voted:			100,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Pulte Homes Inc. *PHM*			Security:	745867101
Meeting Date:		05/13/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Richard J. Dugas, Jr. --- For

	1.2	Elect Director David N. McCammon --- For

	1.3	Elect Director William J. Pulte --- For

	1.4	Elect Director Francis J. Sehn --- For

	1.5	Elect Director Michael E. Rossi --- For

Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 10.40 percent is within the allowable cap for this company of 11.34 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	3	Ratify Auditor	Against	For

Before the corporate accounting-related scandals of the past two years, ratification of auditors was generally viewed as a routine agenda item. A vote for an auditor by shareholders is confirmation that the auditor has objectively reviewed the company's financial statements for compliance with generally accepted accounting principles. Due to the recent SEC rules on auditor independence and increased shareholder scrutiny on this issue, however, ratification of auditors has turned into a more controversial agenda item. As such, ISS believes that shareholders should have the opportunity to assess the auditor's general performance, the audit and non-audit related fees paid by the company, and the auditor's overall independence.        We can see no compelling reason why the company's shareholders should not be given the right to a non-binding ratification of the independent auditor selected by the company's audit committee.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	58,600
Total Shares Voted:			58,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

RAFFLES HOLDINGS			Security:	6201238
Meeting Date:		04/15/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Adopt Financial Statements and Directors' and Auditors' Reports	For	For
Mgmt	2	Declare Final Dividend of SGD 0.02 Per Share	For	For
Mgmt	3a	Reelect Cheng Wai Keung as Director	For	For
Mgmt	3b	Reelect Tham Kui Seng as Director	For	For
Mgmt	3c	Reelect Christopher Forbes as Director	For	For
Mgmt	4a	Reelect Jennie Chua Kheng Yeng as Director	For	For
Mgmt	4b	Reelect Loo Choon Yong as Director	For	For
Mgmt	4c	Reelect Giam Chin Toon as Director	For	For
Mgmt	4d	Reelect Aman Mehta as Director	For	For
Mgmt	5	Approve Directors' Fees of SGD 278,000 for the Year Ended Dec. 31, 2003	For	For
Mgmt	6	Reappoint PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	7	Other Business (Voting)	For	Against
		Until more detailed information is made available concerning these items, we must recommend a vote opposing such requests.
Mgmt	8a	Approve Issuance of Shares without Preemptive Rights	For	For
Mgmt	8b	Approve Issuance of Shares and Grant of Options Pursuant to the Share Option Plan, the Performance Share Plan and the Restricted Stock Plan	For	Against

In this case, the percentage of shares available under the company's share option schemes totals a combined 15 percent of the issued capital, which we consider an unacceptable level of dilution for a mature entity. We cannot consider these schemes sufficiently well-structured to justify a potential dilution level of 15 percent. ISS opposes the implementation of this request.

Mgmt	8c	Approve Mandate for Transactions with Related Parties	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	1,197,000
Total Shares Voted:			1,197,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

RAFFLES HOLDINGS			Security:	6201238
Meeting Date:		04/15/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Reduction in Authorized Capital and Capital Distribution	For	For
Mgmt	2	Amend Share Option Plan, the Performance Share Plan and the Restricted Stock Plan Plan	For	Against

Given that the alterations would not, in any way, decrease the collective margin of dilution of the combined schemes, ISS maintains that shareholders oppose this resolution since the plans still operate under the auspices of provisions that are deemed unacceptable based on our guidelines.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	1,197,000
Total Shares Voted:			1,197,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Resorts World Berhad			Security:	6731962
Meeting Date:		06/23/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Accept Financial Statements and Statutory Reports for the Financial Year Ended Dec. 31, 2003	For	For
Mgmt	2	Approve Final Dividends for the Financial Year Ended Dec. 31, 2003	For	Against

In this case, the company was found to have reserves of approximately MYR 3.60 billion ($949.37 million) for the latest financial year end, yet it has failed to meet the ISS minimum standard of 30 percent of net income for the past two years. Given that no adequate justification was provided for the retention of capital, we recommend that shareholders oppose this dividend request.

Mgmt	3	Approve Remuneration of Directors in the Amount of MYR548,082 for the Financial Year Ended Dec. 31, 2003	For	For
Mgmt	4	Elect Tan Sri Wan Sidek bin Hj Wan Abdul Rahman as Director	For	For
Mgmt	5	Elect Tan Sri Dr Lin See Yan as Director	For	For
Mgmt	6	Elect Justin Tan Wah Joo as Director	For	For
Mgmt	7	Elect Siew Nim Chee as Director	For	For
Mgmt	8	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	9	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights in Any Amount Up to Ten Percent of Issued Share Capital	For	For
Mgmt	10	Authorize Repurchase of Up to Ten Percent of Issued Share Capital	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	200,000
Total Shares Voted:			200,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

S.P. Setia Bhd (formerl Syarikat Pembinaan Setia Berhad)			Security:	6868774
Meeting Date:		04/21/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1
Approve Disposal by Bandar Setia Alam Sdn Bhd, a Subsidiary of S P Setia Bhd, of Approximately 791.121 Acres of Land in the Mukim of Bukit Raja, Petaling District, Selangor State to Bandar Eco-Setia Sdn Bhd, a Subsidiary of S P Setia Bhd
			For	Against

The circular to shareholders discussing the terms and conditions of this transaction has yet to be made available at the time this analysis was completed. Although most Malaysian companies adhere to strict related-party regulations and the proposals made here will be satisfied in cash, without the necessary details and disclosures we may not be able to effectively measure what possible effects these items may have on shareholder value. Until details are provided, ISS will have to recommend a vote against this and the related proposals up for shareholder approval in Items 2-5.

Mgmt	2	Approve Shared Infrastructure Agreement Between Bandar Setia Alam Sdn Bhd and Bandar Eco-Setia Sdn Bhd	For	Against
		Refer to Item 1.
Mgmt	3	Approve Subscription Agreement Between Bandar Eco-Setia Sdn Bhd, the Company, the Employees Provident Fund Board and Great Eastern Life Assurance (Malaysia) Bhd	For	Against

The agreement sets out the terms on which the issuer will create and issue and on which the subscribers will subscribe for ordinary shares of MYR 1.00 ($0.26) each at par and Cumulative Redeemable Preference Shares of MYR 0.01 ($0.002) each, each at an issue price of MYR 1.00 ($0.26) per Redeemable Preference Share. A guarantee will be given by the company in favor of the EPF and Great Eastern Life Assurance (Malaysia) Bhd. to guarantee the payment of the issuer of the cumulative dividend accruing in respect of the redeemable preference shares. Refer to Item 1.

Mgmt	4	Approve Shareholders Agreement Between the Company, the Employees Provident Fun and Great Eastern Life Assurance (Malaysia) Bhd	For	Against

The shareholders' agreement is supposed to regulate the Shareholders' relationship as shareholders of Bandar Eco-Setia Sdn Bhd. and the conduct of the business and affairs of Bandar Eco-Setia Sdn Bhd. as contained therein. Refer to Item 1.

Mgmt	5	Approve Project Management Agreement Between S P Setia Eco-Projects Management Sdn Bhd Bandar Eco-Setia Sdn Bhd	For	Against
		Refer to Item 1.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	500,000
Total Shares Voted:			500,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Saha Pathana International			Security:	6613297
Meeting Date:		04/26/04	Record Date:	04/07/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Minutes of AGM	For	For
Mgmt	2	Accept Directors' Reports	For	For
Mgmt	3	Accept Financial Statements and Statutory Reports	For	For
Mgmt	4	Approve Allocation of Income and Dividends of Baht 0.20 per share	For	For
Mgmt	5	Elect Directors and Fix Their Remuneration	For	For
Mgmt	6	Approve Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	7	Amend Articles of Association Re: The Procedures Used for Related Transactions, Acquisition and Disposition of Substantial Assets	For	For
Mgmt	8	Other Business	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	4,040,000
Total Shares Voted:			4,040,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Sekiwa Real Estate Kansai Ltd.			Security:	6483575
Meeting Date:		04/23/04	Record Date:	01/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Allocation of Income, Including the Following Dividends: Interim JY 0, Final JY 10, Special JY 0	For	For
Mgmt	2	Amend Articles to: Authorize Share Repurchases at Board's Discretion	For	Against
		Because allowing the company to repurchase shares solely at the board's discretion is not in shareholders' interest, we recommend that shareholders oppose this resolution.
Mgmt	3	Elect Directors	For	For
Mgmt	4	Approve Retirement Bonuses for Directors	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	53,410
Total Shares Voted:			53,410

Page Mgmt Rec - Company Management Recommended Vote

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Shangri-La-Asia Ltd.			Security:	6771032
Meeting Date:		05/25/04	Record Date:	05/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Accept Financial Statements and Statutory Reports	For	For
Mgmt	2	Approve Final Dividend of HK$0.08 Per Share	For	For
Mgmt	3a	Reelect Giovanni Angelini as Director	For	For
Mgmt	3b	Reelect Lui Man Shing as Director	For	For
Mgmt	3c	Reelect Ho Kian Guan as Director	For	For
Mgmt	3d	Reelect Roberto V. Ongpin as Director	For	For
Mgmt	3e	Reelect Timothy David Dattels as Director	For	For
Mgmt	4	Fix Remuneration of Directors Including Fees Payable to Members of the Audit and Remuneration Committees	For	For
Mgmt	5	Reappoint PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	6a	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	Against

This authority complies with strict SEHK regulations governing such plans; however, ISS recommends voting against the issuance of shares without preemptive rights unless the company provides specific language and terms that there will be (1) adequate restrictions on discounts and (2) no authority to refresh the share issuance amounts without prior shareholder approval. This is in light of abuses made by a number of Hong Kong companies that have issued shares at steep discounts to related parties and renewed the share issuance amount under this authority without shareholder approval, both of which are permissible under current law.

Mgmt	6b	Approve Repurchase of Up to 10 Percent of Issued Capital	For	For
Mgmt	6c	Authorize Reissuance of Repurchased Shares	For	For
Mgmt	7	Amend Bylaws Re: Voting at General Meetings, Nomination of Directors, Material Interest of Directors in Contracts Entered into by the Company, Electronic Communication	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	2,422,000
Total Shares Voted:			2,422,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Shangri-La-Asia Ltd.			Security:	6771032
Meeting Date:		06/29/04	Record Date:	06/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Master Agreement	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	1,222,000
Total Shares Voted:			1,222,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

SM Development Corporation			Security:	6785765
Meeting Date:		04/23/04	Record Date:	03/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Call to Order	For	For
Mgmt	2	Certification of Notice and Quorum	For	For
Mgmt	3	Approve Minutes of Previous Shareholder Meeting	For	For
Mgmt	4	Approve Audited Consolidated Financial Statements	For	For
Mgmt	5	Ratify Acts of Board and Management for the Year 2003	For	For
Mgmt	6	Elect Directors	For	For
Mgmt	7	Appoint Auditors	For	For
Mgmt	8	Other Business	For	Against
Mgmt	9	Adjournment	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	13,625
Total Shares Voted:			13,625

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Societe Du Louvre (Groupe Du Louvre)			Security:	4536169
Meeting Date:		06/10/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Ordinary Business
Mgmt	1	Approve Financial Statements and Discharge Directors	For	For
Mgmt	2	Accept Consolidated Financial Statements and Statutory Reports	For	For
Mgmt	3	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For
Mgmt	4	Approve Allocation of Income and Dividends of EUR 2.01 per Share	For	For
Mgmt	5	Authorize Repurchase of Up to Ten Percent of Issued Share Capital	For	For
		Special Business
Mgmt	6	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	For	For
Mgmt	7	Allow Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer	For	Against

ISS opposes all forms of antitakeover mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Mgmt	8	Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan	For	Against

Currently, the company's employees do not control any company shares in terms of a share purchase plan. Approval of this plan could thus increase employee participation to approximately 0.13 percent. While the potential dilution falls within ISS guidelines for savings-related share purchase plans, ISS does not approve of issuances of free shares. As such we do not recommend shareholders to support this request.

Mgmt	9	Amend Articles to Reflect Changes in Capital	For	For
Mgmt	10	Approve Acquisition of Societe Hoteliere Lutetia Concorde	For	For

In light of the fact that SHLC is essentially controlled by Societe du Louvre at this time, given the reasonable dilution, strategic rationale and favorable fairness opinions, we believe that the absorption of SHLC is likely to simplify the company's capital structure and add more liquidity to company's accounts. In addition, given that all assets formerly controlled by SHLC would remain within the group, we see no reason to oppose these requests.

Mgmt	11	Issue 377,254 Shares in Connection with Acquisition of Societe Hoteliere Lutetia Concorde	For	For
Mgmt	12	Approve Accounting Treatment of Acquisition	For	For
Mgmt	13	Approve Allocation of EUR 10.4 Million to Reserve Accounts Pursuant to Acquisition	For	For
Mgmt	14	Approve Other Accounting Transfers Pursuant to Acquisition	For	For
Mgmt	15	Amend Articles to Reflect Changes in Capital	For	For
Mgmt	16	Approve Completion of Merger and Dissolution of Societe Hoteliere Lutetia Concorder Without Liquidation	For	For
Mgmt	17	Approve Sale of Hotel Ambassador Assets to A. Hotel	For	For
Mgmt	18	Approve Sale of Hotel Lutetia Assets to L. Hotel	For	For
Mgmt	19	Approve Sale of Hotel Concorde Saint-Lazare to S. Hotel	For	For
Mgmt	20	Approve Cancellation of 912,379 Treasury Shares	For	For
Mgmt	21	Amend Articles to Reflect Changes in Capital	For	For
Mgmt	22	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	15,772
Total Shares Voted:			15,772

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Societe Du Louvre (Groupe Du Louvre)			Security:	FR0000033110
Meeting Date:		06/10/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Ordinary Business
Mgmt	1	Approve Financial Statements and Discharge Directors	For	For
Mgmt	2	Accept Consolidated Financial Statements and Statutory Reports	For	For
Mgmt	3	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For
Mgmt	4	Approve Allocation of Income and Dividends of EUR 2.01 per Share	For	For
Mgmt	5	Authorize Repurchase of Up to Ten Percent of Issued Share Capital	For	For
		Special Business
Mgmt	6	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	For	For
Mgmt	7	Allow Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer	For	Against

ISS opposes all forms of antitakeover mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Mgmt	8	Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan	For	Against

Currently, the company's employees do not control any company shares in terms of a share purchase plan. Approval of this plan could thus increase employee participation to approximately 0.13 percent. While the potential dilution falls within ISS guidelines for savings-related share purchase plans, ISS does not approve of issuances of free shares. As such we do not recommend shareholders to support this request.

Mgmt	9	Amend Articles to Reflect Changes in Capital	For	For
Mgmt	10	Approve Acquisition of Societe Hoteliere Lutetia Concorde	For	For

In light of the fact that SHLC is essentially controlled by Societe du Louvre at this time, given the reasonable dilution, strategic rationale and favorable fairness opinions, we believe that the absorption of SHLC is likely to simplify the company's capital structure and add more liquidity to company's accounts. In addition, given that all assets formerly controlled by SHLC would remain within the group, we see no reason to oppose these requests.

Mgmt	11	Issue 377,254 Shares in Connection with Acquisition of Societe Hoteliere Lutetia Concorde	For	For
Mgmt	12	Approve Accounting Treatment of Acquisition	For	For
Mgmt	13	Approve Allocation of EUR 10.4 Million to Reserve Accounts Pursuant to Acquisition	For	For
Mgmt	14	Approve Other Accounting Transfers Pursuant to Acquisition	For	For
Mgmt	15	Amend Articles to Reflect Changes in Capital	For	For
Mgmt	16	Approve Completion of Merger and Dissolution of Societe Hoteliere Lutetia Concorder Without Liquidation	For	For
Mgmt	17	Approve Sale of Hotel Ambassador Assets to A. Hotel	For	For
Mgmt	18	Approve Sale of Hotel Lutetia Assets to L. Hotel	For	For
Mgmt	19	Approve Sale of Hotel Concorde Saint-Lazare to S. Hotel	For	For
Mgmt	20	Approve Cancellation of 912,379 Treasury Shares	For	For
Mgmt	21	Amend Articles to Reflect Changes in Capital	For	For
Mgmt	22	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	15,772
Total Shares Voted:			15,772

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Societe Immob. de Location Pour L'Industrie et le Comm. (SIL			Security:	7595747
Meeting Date:		05/07/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Ordinary Business
Mgmt	1	Approve Financial Statements; Discharge Directors and Auditors	For	For
Mgmt	2	Accept Consolidated Financial Statements and Statutory Reports	For	For
Mgmt	3	Approve Treatment of Losses	For	For
Mgmt	4	Approve Dividends of EUR 2.85 per Share	For	For
Mgmt	5	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For
Mgmt	6	Reelect Generali France Assurances as Director	For	For
Mgmt	7	Reelect George Ralli as Director	For	For
Mgmt	8	Reelect Groupama S.A. as Director	For	For
Mgmt	9	Ratify Cooptation of Jean-Francois Gauthier as Director	For	For
Mgmt	10	Authorize Repurchase of Up to Ten Percent of Issued Share Capital	For	For
		Special Business
Mgmt	11	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	For	For
Mgmt	12	Amend Articles of Association to Require Board Members to Own 40 Company Shares	For	For
Mgmt	13	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	33,000
Total Shares Voted:			33,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Standard Pacific Corp. *SPF*			Security:	85375C101
Meeting Date:		05/12/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Andrew H. Parnes --- For

	1.2	Elect Director James L. Doti --- For

	1.3	Elect Director Frank E. O'Bryan --- For

Mgmt	2	Amend Omnibus Stock Plan	For	For

                                                    V. Vote Recommendation        The total cost of the company's plans of 7.64 percent is within the allowable cap for this company of 14.45 percent. Additionally, this plan expressly forbids repricing. In 2003, the company granted over 29 percent of its total stock grants to its top 5 named executives.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	40,000
Total Shares Voted:			40,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Sunway City Berhad			Security:	6819095
Meeting Date:		06/29/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Accept Financial Statements and Statutory Reports for the Financial Year Ended Dec. 31, 2003	For	For
Mgmt	2	Approve Final Dividend of One Percent Per Share Less 28 Percent Income Tax for the Financial Year Ended Dec. 31, 2003	For	Against

ISS prefers that companies allocate at least 30 percent of their payout to their shareholders. When the payout ratio falls below our minimum standard of 30 percent, we recommend a closer analysis of the allocation proposal. A pattern of low payouts without justification for the retention of capital merits a vote against the dividend proposal. Sunway City's dividend payout for the year under review represents only 11.38 percent of the company's net profit. For the previous year, the company's payout was only 6.75 percent. Given that the company provided no adequate justifcation for the retention of its capital, we recommend voting against this item.

Mgmt	3	Approve Remuneration of Directors for the Financial Year Ended Dec. 31, 2003	For	For
Mgmt	4	Elect Cheah Fook Ling as Director	For	For
Mgmt	5	Elect Ngeow Voon Yean as Director	For	For
Mgmt	6	Elect Teo Tong How as Director	For	For
Mgmt	7	Approve Ernst & Young as Auditors and Authorize Board to Fix Their Remuneration	For	For
Mgmt	8	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights in Any Amount Up to Ten Percent of Issued Share Capital	For	For

The dilution associated with this request is ten percent of the issued share capital of the company. This falls within ISS guidelines for share issuance without preemptive rights of 20 percent. The capital raised under this item will be used for various unspecified purposes. This authority is valid for one year or until the next meeting of shareholders.

Mgmt	9	Approve Implementation of Shareholders' Mandate for Recurrent Related Party Transactions	For	For

The mandates proposed in items 9-10 contain a standard checklist of provisions designed to insure that all commercial transactions conducted between the company and related entities are undertaken on an arm's length and on normal commercial terms consistent with the group's usual business practices and policies, which are not more favorable to the related parties.

Mgmt	10	Approve Implementation of Shareholders' Mandate for Recurrent Related Party Transactions Involving the Interest of the Government of Singapore Investment Corporation Pte Group	For	For
Mgmt	11	Amend Article 67(5) of the Company's Articles of Association	For	For

The proposed amendment underscores the requirement that the instrument appointing a proxy should be deposited at the registered office of the company, whether personally, by fax or by electronic mail or by post. Corporate shareholders aside from sending the instrument appointing a proxy by fax or email, are now also required to send the original copy of the instrument either personally or by post 48 hours before the meeting.

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	500,000
Total Shares Voted:			500,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Tachihi Enterprise Co. Ltd.			Security:	6869830
Meeting Date:		06/29/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Allocation of Income, Including the Following Dividends: Interim JY 0, Final JY 10, Special JY 30	For	For
Mgmt	2	Amend Articles to: Authorize Share Repurchases at Board's Discretion	For	Against

The largest shareholder controls close to half of the company's voting rights, meaning that a repurchase in which it does not tender its shares is likely to result in a "creeping takeover" without payment of a control premium to independent shareholders. Because allowing the company to repurchase shares solely at the board's discretion is not in shareholders' interest, we recommend that shareholders oppose this resolution.

Mgmt	3.1	Appoint Internal Statutory Auditor	For	Against

Given the realities of Japanese business and the strong loyalties to companies held by those with long-standing ties to those companies and their affiliates, none of the nominees for independent auditor (Candidate 1 and 2) can be expected to fulfill the role of independent monitor of the company's activities on behalf of all shareholders. Candidate 1 is a life-long employee of the company and Candidate 2 is currently a director of the company's largest shareholder.

Mgmt	3.2	Appoint Internal Statutory Auditor	For	Against
		Refer to item 3.1.
Mgmt	4	Approve Retirement Bonus for Statutory Auditor	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	20,000
Total Shares Voted:			20,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

The Ryland Group, Inc. *RYL*			Security:	783764103
Meeting Date:		04/21/04	Record Date:	02/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director R. Chad Dreier --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Daniel T. Bane --- For
	1.3	Elect Director Leslie M. Frecon --- For
	1.4	Elect Director Ronald A. Hernandez --- For
	1.5	Elect Director William L. Jews --- For
	1.6	Elect Director Ned Mansour --- For
	1.7	Elect Director Robert E. Mellor --- For
	1.8	Elect Director Norman J. Metcalfe --- For
	1.9	Elect Director Charlotte St. Martin --- For
	1.10	Elect Director Paul J. Varello --- For
	1.11	Elect Director John O. Wilson --- For
Mgmt	2	Approve Non-Employee Director Stock Option Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 13.28 percent is within the allowable cap for this company of 19.96 percent.
ShrHoldr	3	Prepare Sustainability Report	Against	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	16,000
Total Shares Voted:			16,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Unibail Holding(frmly Unibail)			Security:	7076242
Meeting Date:		04/08/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Ordinary Business
Mgmt	1	Approve Financial Statements and Statutory Reports	For	For
Mgmt	2	Accept Consolidated Financial Statements and Statutory Reports	For	For
Mgmt	3	Approve Allocation of Income and Net Dividends of EUR 3.50 per Share	For	For
Mgmt	4	Approve Special Auditors' Report Regarding Related-Party Transactions	For	For
Mgmt	5	Reelect Jean-Claude Jolain as Director	For	For
Mgmt	6	Reelect Henri Moulard as Director	For	For
Mgmt	7	Reelect Jean-Jacques Rosa as Director	For	For
Mgmt	8	Approve Remuneration of Directors in the Aggregate Amount of EUR 350,000	For	For
Mgmt	9	Authorize Repurchase of Up to Ten Percent of Issued Share Capital	For	For
		Special Business
Mgmt	10	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	For	For
Mgmt	11	Authorize Filing of Required Documents/Other Formalities	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	579,700
Total Shares Voted:			579,700

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Unite Group plc (The)			Security:	0692861
Meeting Date:		05/06/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Accept Financial Statements and Statutory Reports	For	For
Mgmt	2	Approve Final Dividend of 1.67 Pence Per Share	For	For
Mgmt	3	Approve Remuneration Report	For	For
Mgmt	4	Elect Stuart Beevor as Director	For	For
Mgmt	5	Elect Mark Allan as Director	For	For
Mgmt	6	Elect Andrew Lee as Director	For	For
Mgmt	7	Re-elect Nicholas Porter as Director	For	For
Mgmt	8	Re-elect Nigel Hall as Director	For	For
Mgmt	9	Re-appoint KPMG Audit Plc as Auditors and Authorise Board to Fix Remuneration of Auditors	For	For
Mgmt	10	Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 9,024,796	For	For
Mgmt	11	Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 1,353,719	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	250,000
Total Shares Voted:			250,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Wereldhave NV			Security:	NL0000289213
Meeting Date:		03/24/04	Record Date:	None

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Open Meeting	None	None
Mgmt	2	Approve Minutes of Previous Meeting	For	For
Mgmt	3	Receive Report of Management Board	None	None
Mgmt	4	Receive Explanation of Company's Reserves and Dividend Policy	None	None
Mgmt	5	Opportunity to Question External Auditor	None	None
Mgmt	6	Approve Financial Statements; Approve Allocation of Income and Dividends of EUR 4.45 Per Share	For	For
Mgmt	7	Approve Discharge of Management Board	For	For
Mgmt	8	Approve Discharge of Supervisory Board	For	For
Mgmt	9	Approve Remuneration of Management and Supervisory Boards	For	For
Mgmt	10	Reelect H. Schonis to Supervisory Board; Elect H. van Nimwegen as New Supervisory Board Member	For	For
Mgmt	11	Ratify PricewaterhouseCoopers Accountants N.V. as Auditors	For	For
Mgmt	12	Discussion about Company's Corporate Governance Report	None	None
Mgmt	13	Allow Questions	None	None
Mgmt	14	Close Meeting	None	None

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	20,000
Total Shares Voted:			20,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine International Real Estate Equity Fund

Westfield Holdings			Security:	6054142
Meeting Date:		06/25/04	Record Date:	06/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Constitution Amendment Resolution	For	For
Mgmt	2	Approve Stapling Deed Resolution	For	For

		Account Name	Shares Voted
		Alpine International Real Estate Equity Fund	170,000
Total Shares Voted:			170,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Alexandria Real Estate Equities, Inc. *ARE*			Security:	015271109
Meeting Date:		05/12/04	Record Date:	03/29/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Jerry M. Sudarsky --- Withhold

We recommend a vote FOR the directors with the exception of Jerry M. Sudarsky. We recommend that shareholders WITHHOLD votes from Jerry M. Sudarsky for standing as an affiliated outsider on the Audit Committee and for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director Joel S. Marcus --- For
	1.3	Elect Director James H. Richardson --- For
	1.4	Elect Director Richard B. Jennings --- For
	1.5	Elect Director Richard H. Klein --- For
	1.6	Elect Director Anthony M. Solomon --- For
	1.7	Elect Director Alan G. Walton --- For
	1.8	Elect Director Richmond A. Wolf --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	75,400
Total Shares Voted:			75,400

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

AMB Property Corp. *AMB*			Security:	00163T109
Meeting Date:		05/20/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	65,300
Total Shares Voted:			65,300

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Apartment Investment & Management Co. *AIV*			Security:	03748R101
Meeting Date:		04/30/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Approve Sale of Company Assets	For	For
ShrHoldr	4	Limit Executive Compensation	Against	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	56,700
Total Shares Voted:			56,700

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Archstone Smith Trust *ASN*			Security:	039583109
Meeting Date:		05/20/04	Record Date:	03/26/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Ernest A. Gerardi, Jr. --- For

We recommend a vote FOR Ruth Ann M. Gillis, but WITHHOLD votes from all of the nominees. We recommend that shareholders WITHHOLD votes from insider R. Scot Sellers, affiliated outsider Ernest A. Gerardi, Jr. and independent outsider Ned S. Holmes for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill.

	1.2	Elect Director Ruth Ann M. Gillis --- For
	1.3	Elect Director Ned S. Holmes --- For
	1.4	Elect Director R. Scot Sellers --- For
Mgmt	2	Ratify Auditors	For	For
ShrHoldr	3	Restrict Severance Agreements	Against	For

In this case, we believe that the ceiling set by proponent of 2.99 times the sum of an executive's base salary plus bonus is widely considered as the standard threshold level of severance remuneration for corporate executives that should be subject to a shareholder vote. Additionally, since the proponent's proposal does not require that shareholder approval be obtained prior to adoption of an executive employment agreement, we do not believe that adoption of this proposal would unduly hinder management's ability to negotiate such agreements with potential executives.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	106,100
Total Shares Voted:			106,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Arden Realty, Inc. *ARI*			Security:	039793104
Meeting Date:		05/11/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Leslie E. Bider --- For

	1.2	Elect Director Steven C. Good --- For

	1.3	Elect Director Alan I. Rothenberg --- For

ShrHoldr	2	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For

In this case, we believe that the ceiling set by proponent of 2.99 times the sum of an executive's base salary plus bonus is widely considered as the standard threshold level of severance remuneration for corporate executives that should be subject to a shareholder vote. Additionally, since the proponent's proposal does not require that shareholder approval be obtained prior to adoption of an executive employment agreement, we do not believe that adoption of this proposal would unduly hinder management's ability to negotiate such agreements with potential executives.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	124,000
Total Shares Voted:			124,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Boston Properties Inc. *BXP*			Security:	101121101
Meeting Date:		05/05/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Mortimer B. Zuckerman --- For

	1.2	Elect Director Carol B. Einiger --- For

	1.3	Elect Director Alan B. Landis --- For

	1.4	Elect Director Richard E. Salomon --- For

ShrHoldr	2	Declassify the Board of Directors	Against	For

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	90,800
Total Shares Voted:			90,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Brandywine Realty Trust *BDN*			Security:	105368203
Meeting Date:		05/03/04	Record Date:	03/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Trustee Walter D'Alessio --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Robert C. Larson. We recommend that shareholders WITHHOLD votes from Robert C. Larson for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Trustee D. Pike Aloian --- For

	1.3	Elect Trustee Donald E. Axinn --- For

	1.4	Elect Trustee Robert C. Larson --- Withhold

	1.5	Elect Trustee Anthony A. Nichols, Sr. --- For

	1.6	Elect Trustee Charles P. Pizzi --- For

	1.7	Elect Trustee Gerard H. Sweeney --- For

ShrHoldr	2	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For

ISS supports the submission of golden parachutes and other severance provisions for shareholder ratification as a general principle. Furthermore, we believe that a company's parachute provisions should be reasonable and not excessive. To be effective without creating distorted incentives with respect to management, severance arrangements must be considerably less attractive than continued employment with the company.         In this case, we believe that the ceiling set by proponent of 2.99 times the sum of an executive's base salary plus bonus is widely considered as the standard threshold level of severance remuneration for corporate executives that should be subject to a shareholder vote. Additionally, since the proponent's proposal does not require that shareholder approval be obtained prior to adoption of an executive employment agreement, we do not believe that adoption of this proposal would unduly hinder management's ability to negotiate such agreements with potential executives.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	70,000
Total Shares Voted:			70,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

BRE Properties, Inc. *BRE*			Security:	05564E106
Meeting Date:		05/20/04	Record Date:	03/15/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Declassify the Board of Directors	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
Mgmt	2	Elect Directors	For	For
Mgmt	3	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	31,100
Total Shares Voted:			31,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

CarrAmerica Realty Corp. *CRE*			Security:	144418100
Meeting Date:		04/29/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Thomas A. Carr --- For

	1.2	Elect Director Joan Carter --- For

	1.3	Elect Director Robert E. Torray --- For

	1.4	Elect Director Wesley S. Williams, Jr. --- For

	1.5	Elect Director Andrew F. Brimmer --- For

	1.6	Elect Director Philip L. Hawkins --- For

	1.7	Elect Director Timothy Howard --- For

ShrHoldr	2	Establish Term Limits for Directors	Against	Against

Under an effective corporate governance system, shareholders have the right to express their preferences each year by voting on directors at the annual meeting. Thus, shareholders can remove or reelect directors as they see fit.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	32,800
Total Shares Voted:			32,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

CBL & Associates Properties, Inc. *CBL*			Security:	124830100
Meeting Date:		05/10/04	Record Date:	03/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Stephen D. Lebovitz --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Winston W. Walker --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	68,100
Total Shares Voted:			68,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Chelsea Property Group, Inc. *CPG*			Security:	163421100
Meeting Date:		06/10/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Increase Authorized Common Stock	For	For
Mgmt	3	Declassify the Board of Directors	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
Mgmt	4	Amend Stock Option Plan	For	Against
		V. Vote Recommendation The total cost of the company's plans of 8.45 percent is above the allowable cap for this company of 5.49 percent.
Mgmt	5	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	70,100
Total Shares Voted:			70,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

CRT Properties Inc *CRO*			Security:	500228101
Meeting Date:		06/03/04	Record Date:	03/26/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director D. Pike Aloian --- For

We recommend a vote FOR the directors with the exception of affiliated outsiders James C. Teagle, Victor A. Hughes, Jr., and David B. Hiley, and insider Thomas J. Crocker, from whom we recommend shareholders WITHHOLD votes for failure to establish a majority independent board.

	1.2	Elect Director Benjamin C. Bishop, Jr. --- For

	1.3	Elect Director Thomas J. Crocker --- Withhold

	1.4	Elect Director David B. Hiley --- Withhold

	1.5	Elect Director Victor A. Hughes, Jr. --- Withhold

	1.6	Elect Director George F. Staudter --- For

	1.7	Elect Director James C. Teagle --- Withhold

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Change Company Name	For	For
		Because it is unlikely that the name change would have a negative financial impact on the company, ISS recommends supporting the proposal.
Mgmt	4	Amend Omnibus Stock Plan	For	For

The plan already provides for awards of options, SARs, restricted stock, unrestricted stock, deferred stock, and performance awards. Because the plan does not reserve additional shares for issue, and ISS values awards of restricted and unrestricted shares similarly to how we would value the other stock-based awards proposed, we believe that approval of this amendment would not negatively effect the cost of the plan.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	82,400
Total Shares Voted:			82,400

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Developers Diversified Realty Corp. *DDR*			Security:	251591103
Meeting Date:		05/18/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Amend Shareholder Rights Plan (Poison Pill)	For	For

Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. Ideally, a pill should include a two to three year sunset provision, a reasonable flip-in (20 percent or higher), and a chewable feature allowing shareholders to redeem the pill in the event of a takeover offer.        ISS believes it is a good practice to seek shareholder vote of any existing or new pills. However, even if shareholders vote to redeem this pill, the board has reserved the right to re-install a pill at its discretion in the future, without shareholder vote either before or after the establishment of the pill. We encourage the board to adopt a "fiduciary out" policy, so that if a pill is adopted by the board according to its fiduciary duties but without shareholder approval, it expires unless ratified by shareholders within one year.         We recommend that shareholders support this proposal to redeem the pill.

Mgmt	3	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 5.03 percent is within the allowable cap for this company of 5.28 percent. Additionally, this plan expressly forbids repricing.
Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	98,926
Total Shares Voted:			98,926

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Entertainment Properties Trust *EPR*			Security:	29380T105
Meeting Date:		05/12/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Amend Stock Option Plan	For	For

                                                    V. Vote RecommendationThe total cost of the company's plan is 8.14 percent, which is within the allowable cap for this company of 13.10 percent. Note that options granted to the named executives represent 91.31 percent of the total options granted in 2003.

Mgmt	3	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	151,600
Total Shares Voted:			151,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Equity Office Properties Trust *EOP*			Security:	294741103
Meeting Date:		05/19/04	Record Date:	03/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	241,183
Total Shares Voted:			241,183

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Equity Residential *EQR*			Security:	29476L107
Meeting Date:		05/28/04	Record Date:	03/29/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Amend Articles/Bylaws/Charter to Remove Antitakeover Provision(s)	For	For
		ISS Conclusion: Because the amendment removes a potential antitakeover device, we recommend that shareholders support the proposal.
Mgmt	3	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	105,100
Total Shares Voted:			105,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Felcor Lodging Trust Incorporated *FCH*			Security:	31430F101
Meeting Date:		05/18/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Melinda J. Bush --- Withhold

We recommend voting for all nominees with the exception of the compensation committee members. Specifically, we recommend that shareholders WITHHOLD votes from independent outsiders and Compensation Committee members Michael D. Rose, Robert H. Lutz, Jr., and Melinda J. Bush for not aligning the interests of shareholders with CEO compensation.

	1.2	Elect Director Charles A. Ledsinger, Jr. --- For
	1.3	Elect Director Robert H. Lutz, Jr. --- Withhold
	1.4	Elect Director Michael D. Rose --- Withhold
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	451,300
Total Shares Voted:			451,300

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

General Growth Properties, Inc. *GGP*			Security:	370021107
Meeting Date:		05/05/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director John Bucksbaum --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Alan Cohen --- For
	1.3	Elect Director Anthony Downs --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	197,200
Total Shares Voted:			197,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Glimcher Realty Trust *GRT*			Security:	379302102
Meeting Date:		05/07/04	Record Date:	03/15/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Trustee Philip G. Barach --- For

	1.2	Elect Trustee William S. Williams --- For

	1.3	Elect Trustee Niles C. Overly --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Approve Omnibus Stock Plan	For	For

                                                    V. Vote Recommendation        The total cost of the company's plans of 2.61 percent is within the allowable cap for this company of 7.05 percent. Additionally, this plan expressly forbids repricing. Equity grants including stock options to top five named executive officers were 44.33 percent of the total shares awarded in the total shares awarded in the current year.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	86,100
Total Shares Voted:			86,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Health Care Property Investors, Inc. *HCP*			Security:	421915109
Meeting Date:		05/07/04	Record Date:	03/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Increase Authorized Common Stock	For	Against
		The requested increase of 550,000,000 shares is above the allowable threshold of 340,000,000 shares.
Mgmt	3	Declassify the Board of Directors	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	79,200
Total Shares Voted:			79,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Health Care REIT, Inc. *HCN*			Security:	42217K106
Meeting Date:		05/06/04	Record Date:	03/11/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Thomas J. DeRosa --- For
		We recommend a vote FOR the directors with the exception of affiliated outsider Bruce G. Thompson. We recommend that shareholders WITHHOLD votes from Bruce G. Thompson for poor attendance.
	1.2	Elect Director Jeffrey H. Donahue --- For
	1.3	Elect Director Bruce G. Thompson --- Withhold
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	74,200
Total Shares Voted:			74,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Healthcare Realty Trust, Inc. *HR*			Security:	421946104
Meeting Date:		05/11/04	Record Date:	03/11/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	23,900
Total Shares Voted:			23,900

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Heritage Property Investment Trust Inc *HTG*			Security:	42725M107
Meeting Date:		05/07/04	Record Date:	03/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Joseph L. Barry --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Kevin C. Phelan. We recommend that shareholders WITHHOLD votes from Kevin C. Phelan for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director Richard C. Garrison --- For

	1.3	Elect Director David W. Laughton --- For

	1.4	Elect Director Kevin C. Phelan --- Withhold

Mgmt	2	Other Business	For	Against
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	62,700
Total Shares Voted:			62,700

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Hospitality Properties Trust *HPT*			Security:	44106M102
Meeting Date:		05/11/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Withhold
	1.1	Elect Trustee Arthur G. Koumantzelis --- Withhold

We recommend withholding votes from independent outsider Arthur G. Koumantzelis. We recommend that shareholders WITHHOLD votes from Arthur G. Koumantzelis for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	69,200
Total Shares Voted:			69,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Hovnanian Enterprises, Inc. *HOV*			Security:	442487203
Meeting Date:		03/05/04	Record Date:	01/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director K. Hovnanian --- Withhold

We recommend a vote FOR the directors with the exceptions of J. Sorsby, A. Greenbaum, G. Decesaris, Jr., A. Hovnanian, and K. Hovnanian, from whom we recommend shareholders WITHHOLD votes for failure to establish an independent nominating committee and for failure to establish a majority independent board.

	1.2	Elect Director A. Hovnanian --- Withhold

	1.3	Elect Director G. Decesaris, Jr. --- Withhold

	1.4	Elect Director A. Greenbaum --- Withhold

	1.5	Elect Director D. Mcdonald --- For

	1.6	Elect Director J. Robbins --- For

	1.7	Elect Director J. Sorsby --- Withhold

	1.8	Elect Director S. Weinroth --- For

	1.9	Elect Director E. Kangas --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Increase Authorized Common Stock	For	For
		The requested increase of 130,000,000 shares is below the allowable threshold of 160,160,000 shares.
Mgmt	4	Approve Executive Incentive Bonus Plan	For	For

                                                    V. Vote Recommendation        Under 162(m), preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation. Additionally, the total cost of the company's plans of 16.04 percent is within the allowable cap for this company of 19.99 percent.

Mgmt	5	Amend Omnibus Stock Plan	For	Against
		VI. Vote Recommendation The total cost of the company's plans of 21.43 percent is above the allowable cap for this company of 19.99 percent.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	19,900
Total Shares Voted:			19,900

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Impac Mortgage Holdings, Inc. *IMH*			Security:	45254P102
Meeting Date:		05/25/04	Record Date:	04/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Joseph R. Tomkinson --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Stephan R. Peers. We recommend that shareholders WITHHOLD votes from Stephan R. Peers for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director William S. Ashmore --- For

	1.3	Elect Director James Walsh --- For

	1.4	Elect Director Frank P. Filipps --- For

	1.5	Elect Director Stephan R. Peers --- Withhold

	1.6	Elect Director William E. Rose --- For

	1.7	Elect Director Leigh J. Abrams --- For

Mgmt	2	Amend Charter	For	For

The company is proposing this amendment in connection with the listing of its shares on the NYSE. According to the company NYSE disallows voiding transactions settled through its facilities. Given the company's need to comply with NYSE requirements, ISS recommends a vote FOR this proposal.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	25,000
Total Shares Voted:			25,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Innkeepers USA Trust *KPA*			Security:	4576J0104
Meeting Date:		05/05/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	112,400
Total Shares Voted:			112,400

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

iStar Financial Inc. *SFI*			Security:	45031U101
Meeting Date:		05/25/04	Record Date:	04/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Jay Sugarman --- Withhold

While ISS supports the concept of pay for performance, ISS believes that this CEO compensation package of nearly $90 million is simply egregious. At the expense of shareholders, Mr. Sugarman has benefited from a flawed compensation program that has been poorly administered. The excessive stock grant and the cash component of $53 million to cover tax obligations and exercise price is an eye-popping example of poor stewardship by the compensation committee. As such, ISS recommends withholding votes from the compensation committee members with the exception of Mr. Weber, for the design and administration of this enormous pay package, and recommends withholding votes from Mr. Sugarman as the beneficiary of this generous compensation. We are recommending FOR Jeffrey Weber, since he only recently joined the Compensation Committee in April 2004, thus he is not directly responsible for the design of the 2001 employment agreement and the 2003 payouts to Mr. Sugarman.

	1.2	Elect Director Willis Andersen, Jr. --- For
	1.3	Elect Director Robert W. Holman, Jr. --- For
	1.4	Elect Director Robin Josephs --- Withhold
	1.5	Elect Director John G. McDonald --- Withhold
	1.6	Elect Director George R. Puskar --- For
	1.7	Elect Director Jeffrey A. Weber --- For
Mgmt	2	Amend Deferred Compensation Plan	For	For
		This plan does not reserve shares for issue but changes the type of award to non-employee directors. We support the adoption of the plan.
Mgmt	3	Amend Omnibus Stock Plan	For	Against

While ISS supports the performance-based compensation, ISS believes that the High Performance Unit Program for key senior executives serves as another vehicle for excessive compensation. In light of the lucrative pay package for Mr. Sugarman, ISS recommends voting against this proposal.

Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	283,300
Total Shares Voted:			283,300

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Keystone Property Trust			Security:	493596100
Meeting Date:		06/03/04	Record Date:	04/29/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Trustee Donald E. Callaghan --- For

	1.2	Elect Trustee Jonathan D. Eilian --- For

	1.3	Elect Trustee John S. Moody --- For

Mgmt	2	Declassify the Board of Trustees	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	108,500
Total Shares Voted:			108,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Kimco Realty Corp. *KIM*			Security:	49446R109
Meeting Date:		05/20/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Martin Kimmel --- Withhold

We recommend a vote FOR the directors with the exceptions of affiliated outsiders Frank Lourenso, Richard G. Dooley and Martin S. Kimmel, and insiders David B. Henry, Michael J. Flynn and Milton Cooper. We recommend that shareholders WITHHOLD votes from Richard G. Dooley for standing as an affiliated outsider on the Audit, Compensation and Nominating committees and for failure to establish a majority independent board. We also recommend that shareholders WITHHOLD votes from Martin S. Kimmel for standing as an affiliated outsider on the Compensation and Nominating committees and for failure to establish a majority independent board, and from Frank Lourenso for standing as an affiliated outsider on the Nominating Committee and for failure to establish a majority independent board. Lastly, we recommend that shareholders WITHHOLD votes from David B. Henry, Michael J. Flynn and Milton Cooper for failure to establish a majority independent board.

	1.2	Elect Director Milton Cooper --- Withhold

	1.3	Elect Director Richard G. Dooley --- Withhold

	1.4	Elect Director Michael Flynn --- Withhold

	1.5	Elect Director Joe Grills --- For

	1.6	Elect Director David Henry --- Withhold

	1.7	Elect Director F. Patrick Hughes --- For

	1.8	Elect Director Frank Lourenso --- Withhold

	1.9	Elect Director Richard Saltzman --- For

Mgmt	2	Amend Stock Option Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 5.11 percent is within the allowable cap for this company of 5.49 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	3	Separate Chairman and CEO Positions	Against	For
Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	75,700
Total Shares Voted:			75,700

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

La Quinta Corp. *LQI*			Security:	50419U202
Meeting Date:		05/20/04	Record Date:	03/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	1,108,900
Total Shares Voted:			1,108,900

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Lennar Corp. *LEN*			Security:	526057104
Meeting Date:		03/30/04	Record Date:	02/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Irving Bolotin --- Withhold

We recommend a vote FOR the directors with the exception of Irving Bolotin from whom we recommend that shareholders WITHHOLD votes for standing as an affiliated outsider on the Audit, Compensation, and Nominating committees.

	1.2	Elect Director R. Kirk Landon --- For

	1.3	Elect Director Donna E. Shalala --- For

Mgmt	2	Other Business	For	Against
		As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	60,000
Total Shares Voted:			60,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Mack-Cali Realty Corp. *CLI*			Security:	554489104
Meeting Date:		05/20/04	Record Date:	04/06/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Alan S. Bernikow --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Martin D. Gruss --- For

	1.3	Elect Director Vincent Tese --- For

	1.4	Elect Director Roy J. Zuckerberg --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 3.69 percent is within the allowable cap for this company of 5.06 percent.
ShrHoldr	4	Adopt a Policy Governing Related Party Transactions	Against	Against

The SEC already requires the company to disclose, on an annual basis, transactions with its directors and executive officers. Pursuant to SEC regulations, which apply to all public companies, the company is required to provide information as to: (1) any transaction with a director or executive officer exceeding $60,000 in which the director or executive officer has a direct or indirect material interest; and (2) specified business relationships of directors and executive officers, and indebtedness of directors and executive officers to the company, where the amount of the indebtedness exceeds $60,000. Approval of this item would require disclosure of of any relationship or transaction, regardless of how immaterial the transaction or relationship may be.         We note that according to ISS director classification definitions, none of the current directors are classified as affiliated outsiders due to a transactional relationship. The only two affiliated outside directors on the board are a former executive and the relative of a former executive.        We believe that: (1) the provisions in the company's articles of restatement, (2) the provisions in the code of ethics, and (3) the existing mandatory SEC disclosures, already constitute substantial safeguards to prevent potential conflicts of interest. Although we recognize that the company maintains numerous related party transactions, such transactions do not appear to have impacted the board and key committees' independence. Given that: (1) the company maintains adequate safeguards in place to protect against potential conflicts of interest via its articles and codes of ethics and (2) the related party transactions at the company do not appear to impact the company's corporate governance, we do not believe that approval of this item is needed at this time.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	56,200
Total Shares Voted:			56,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Maguire Properties, Inc. *MPG*			Security:	559775101
Meeting Date:		06/03/04	Record Date:	04/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	127,300
Total Shares Voted:			127,300

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

MeriStar Hospitality Corporation *MHX*			Security:	58984Y103
Meeting Date:		05/26/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director D. Ellen Shuman --- For

We recommend a vote FOR the directors with the exception of independent outsider James R. Worms. We recommend that shareholders WITHHOLD votes from Compensation Committee member James R. Worms for not aligning CEO's pay with the interests of shareholders.

	1.2	Elect Director Paul W. Whetsell --- For
	1.3	Elect Director James R. Worms --- Withhold
	1.4	Elect Director H. Cabot Lodge III --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	644,700
Total Shares Voted:			644,700

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Nationwide Health Properties, Inc. *NHP*			Security:	638620104
Meeting Date:		04/16/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director David R. Banks --- Withhold

We recommend a vote FOR the directors with the exception of affiliated outsider David R. Banks. We recommend that shareholders WITHHOLD votes from David R. Banks for standing as an affiliated outsider on the Audit, Compensation and Nominating committees.

	1.2	Elect Director Douglas M. Pasquale --- For
	1.3	Elect Director Jack D. Samuelson --- For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	379,400
Total Shares Voted:			379,400

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

NVR, Inc. *NVR*			Security:	62944T105
Meeting Date:		05/03/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Manuel H. Johnson --- For

	1.2	Elect Director David A. Preiser --- For

	1.3	Elect Director John M. Toups --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Establish Range For Board Size	For	For
		ISS believes that the proposed change is relatively minor and that it is not motivated by a desire to entrench management.
Mgmt	4	Amend Director Qualifications	For	For
		Because the proposed amendment would facilitate compliance with the rules, regulations, and standards of the American Stock Exchange, we recommend shareholders vote FOR this proposal.
Mgmt	5	Amend Bylaws	For	For

Because the amendment would provide that the key board committees shall be comprised entirely of independent directors, and would allow for greater oversight of the duties of each committee, we recommend a vote FOR this proposal.

Mgmt	6	Establish Range For Board Size	For	For
		ISS believes that the proposed change is relatively minor and that it is not motivated by a desire to entrench management.
Mgmt	7	Amend Bylaws	For	For
		This amendment is administrative in nature and will not have a material impact on shareholders.
ShrHoldr	8	Prepare Sustainability Report	Against	For

In the case of NVR, we note that there does not appear to be any significant disclosure on environmental policies or initiatives. Further, while ISS notes that the company has increased revenue over the past several years, we believe that a multi-tiered approach to business operations represents a proactive management approach to a variety of issues that may affect the company in the future. Moreover, an increasing number of large companies are developing sustainability reports, suggesting that this form of disclosure could represent a trend that will become the norm at successful businesses. Additionally, we agree with the company that substantial structural reorganization to address a variety of issues at one time could prove costly or burdensome to the company; however, ISS does not believe the incremental changes in disclosure encouraged by the GRI would be prohibitively expensive and may help the company address issues that could potentially impact the company's financial performance. As such, we recommend that shareholders support this resolution.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	3,100
Total Shares Voted:			3,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Pennsylvania Real Estate Investment Trust *PEI*			Security:	709102107
Meeting Date:		06/03/04	Record Date:	04/20/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	29,600
Total Shares Voted:			29,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Prentiss Properties Trust *PP*			Security:	740706106
Meeting Date:		05/05/04	Record Date:	03/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Dr. L. M. Riggs, Jr. --- For

	1.2	Elect Director Ronald G. Steinhart --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 1.86 percent is within the allowable cap for this company of 5.82 percent. Additionally, this plan expressly forbids repricing.
Mgmt	4	Amend Omnibus Stock Plan	For	For
		VI. Vote Recommendation The total cost of the company's plans of 2.97 percent is within the allowable cap for this company of 5.82 percent. Additionally, this plan expressly forbids repricing.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	56,000
Total Shares Voted:			56,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

ProLogis *PLD*			Security:	743410102
Meeting Date:		05/18/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Approve Non-Employee Director Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 2.05 percent is within the allowable cap for this company of 5.36 percent.
Mgmt	3	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	52,200
Total Shares Voted:			52,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Pulte Homes Inc. *PHM*			Security:	745867101
Meeting Date:		05/13/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Richard J. Dugas, Jr. --- For

	1.2	Elect Director David N. McCammon --- For

	1.3	Elect Director William J. Pulte --- For

	1.4	Elect Director Francis J. Sehn --- For

	1.5	Elect Director Michael E. Rossi --- For

Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 10.40 percent is within the allowable cap for this company of 11.34 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	3	Ratify Auditor	Against	For

Before the corporate accounting-related scandals of the past two years, ratification of auditors was generally viewed as a routine agenda item. A vote for an auditor by shareholders is confirmation that the auditor has objectively reviewed the company's financial statements for compliance with generally accepted accounting principles. Due to the recent SEC rules on auditor independence and increased shareholder scrutiny on this issue, however, ratification of auditors has turned into a more controversial agenda item. As such, ISS believes that shareholders should have the opportunity to assess the auditor's general performance, the audit and non-audit related fees paid by the company, and the auditor's overall independence.        We can see no compelling reason why the company's shareholders should not be given the right to a non-binding ratification of the independent auditor selected by the company's audit committee.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	20,000
Total Shares Voted:			20,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Reckson Associates Realty Corp. *RA*			Security:	75621K106
Meeting Date:		06/02/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Declassify the Board of Directors	For	For
ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
Mgmt	2	Amend Stock Ownership Limitations	For	For

The REIT ownership limit may act as an anti-takeover measure. Thus, the amendment is intended to remove certain anti-takeover defense regarding the ownership limit, by making it easier to obtain a waiver from this limitation.

Mgmt	3	Elect Directors	For	Split
	3.1	Elect Director Peter Quick --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Stanley Steinberg. We recommend that shareholders WITHHOLD votes from Stanley Steinberg for standing as an affiliated outsider on the Compensation and Nominating committees.

	3.2	Elect Director Stanley Steinberg --- Withhold
	3.3	Elect Director John Ruffle --- For
	3.4	Elect Director Elizabeth McCaul --- For
	3.5	Elect Director Douglas Crocker II --- For
	3.6	Elect Director Scott H. Rechler --- For
	3.7	Elect Director Donald J. Rechler --- For
	3.8	Elect Director Lewis S. Ranieri --- Withhold
	3.9	Elect Director Ronald H. Menaker --- For
Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	117,900
Total Shares Voted:			117,900

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Senior Housing Properties Trust *SNH*			Security:	81721M109
Meeting Date:		05/11/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	167,200
Total Shares Voted:			167,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Simon Property Group, Inc. *SPG*			Security:	828806109
Meeting Date:		05/05/04	Record Date:	03/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Birch Bayh --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Melvyn E. Bergstein --- For

	1.3	Elect Director Linda Walker Bynoe --- For

	1.4	Elect Director Karen N. Horn --- For

	1.5	Elect Director G. William Miller --- For

	1.6	Elect Director J. Albert Smith, Jr. --- For

	1.7	Elect Director Pieter S. van den Berg --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Separate Chairman and CEO Positions	Against	For
		Absent a substantial role of the lead director, we believe that a company of this size should be able to find an independent qualified director willing to serve as chairman.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	99,300
Total Shares Voted:			99,300

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Standard Pacific Corp. *SPF*			Security:	85375C101
Meeting Date:		05/12/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Andrew H. Parnes --- For

	1.2	Elect Director James L. Doti --- For

	1.3	Elect Director Frank E. O'Bryan --- For

Mgmt	2	Amend Omnibus Stock Plan	For	For

                                                    V. Vote Recommendation        The total cost of the company's plans of 7.64 percent is within the allowable cap for this company of 14.45 percent. Additionally, this plan expressly forbids repricing. In 2003, the company granted over 29 percent of its total stock grants to its top 5 named executives.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	73,000
Total Shares Voted:			73,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Starwood Hotels & Resorts Worldwide, Inc. *HOT*			Security:	85590A203
Meeting Date:		05/07/04	Record Date:	03/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Eric Hippeau --- For
		We recommend FOR the directors.
	1.2	Elect Director Daniel Yih --- For

	1.3	Elect Director Kneeland Youngblood --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 12.11 percent is within the allowable cap for this company of 12.26 percent.
Mgmt	4	Declassify the Board of Directors	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	118,200
Total Shares Voted:			118,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Taubman Centers, Inc. *TCO*			Security:	876664103
Meeting Date:		12/19/03	Record Date:	11/17/03

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Withhold
	1.1	Elect Director Graham T. Allison --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from William S. Taubman, Peter Karmanos, Jr., and Graham T. Allison for failure to act on a tender offer that received a clear mandate of a majority of the company's outstanding shares.

	1.2	Elect Director Peter Karmanos, Jr. --- Withhold
	1.3	Elect Director William S. Taubman --- Withhold
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	28,200
Total Shares Voted:			28,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Taubman Centers, Inc. *TCO*			Security:	876664103
Meeting Date:		05/18/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	34,200
Total Shares Voted:			34,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

The Macerich Co. *MAC*			Security:	554382101
Meeting Date:		05/28/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Edward C. Coppola --- Withhold
		We recommend a vote FOR the all the directors except for Edward Coppola. We recommend that shareholders WITHHOLD votes from Edward Coppola for failure to establish a majority independent board.
	1.2	Elect Director Fred S. Hubbell --- For
	1.3	Elect Director Diana M. Laing --- For
	1.4	Elect Director Dr. William P. Sexton --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	109,600
Total Shares Voted:			109,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

The Mills Corporation *MLS*			Security:	601148109
Meeting Date:		06/10/04	Record Date:	04/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director James C. Braithwaite --- Withhold

We recommend a vote FOR the directors with the exception of Harry H. Nick and James C. Braithwaite. We recommend that shareholders WITHHOLD votes from Harry H. Nick for standing as an affiliated outsider on the Audit, Compensation and Nominating Committees and for failure to establish a majority independent board and from James C. Braithwaite for failure to establish a majority independent board.

	1.2	Elect Director Joseph B. Gildenhorn --- For
	1.3	Elect Director Harry H. Nick --- Withhold
	1.4	Elect Director Robert P. Pincus --- For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Increase Authorized Preferred Stock	For	For
		The requested increase of 20,000,000 shares is below the allowable threshold of 32,000,000 shares. We recommend a vote FOR this proposal.
Mgmt	4	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 5.20 percent is within the allowable cap for this company of 5.53 percent.
Mgmt	5	Approve Executive High Performance Program	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	57,100
Total Shares Voted:			57,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

The Rouse Co. *RSE*			Security:	779273101
Meeting Date:		05/06/04	Record Date:	03/10/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Increase Authorized Common Stock	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	47,900
Total Shares Voted:			47,900

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

The Ryland Group, Inc. *RYL*			Security:	783764103
Meeting Date:		04/21/04	Record Date:	02/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director R. Chad Dreier --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Daniel T. Bane --- For
	1.3	Elect Director Leslie M. Frecon --- For
	1.4	Elect Director Ronald A. Hernandez --- For
	1.5	Elect Director William L. Jews --- For
	1.6	Elect Director Ned Mansour --- For
	1.7	Elect Director Robert E. Mellor --- For
	1.8	Elect Director Norman J. Metcalfe --- For
	1.9	Elect Director Charlotte St. Martin --- For
	1.10	Elect Director Paul J. Varello --- For
	1.11	Elect Director John O. Wilson --- For
Mgmt	2	Approve Non-Employee Director Stock Option Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 13.28 percent is within the allowable cap for this company of 19.96 percent.
ShrHoldr	3	Prepare Sustainability Report	Against	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	47,000
Total Shares Voted:			47,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

The Town and Country Trust *TCT*			Security:	892081100
Meeting Date:		05/05/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Trustee Harvey Schulweis --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Nancy Lerner Beck. We recommend that shareholders WITHHOLD votes from Nancy Lerner Beck for standing as an affiliated outsider on the Compensation and Nominating committees.

	1.2	Elect Trustee Nancy Lerner Beck --- Withhold
	1.3	Elect Trustee James H. Berick --- For
	1.4	Elect Trustee H. Grant Hathaway --- For
	1.5	Elect Trustee Milton A. Wolf --- For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	78,300
Total Shares Voted:			78,300

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Universal Health Realty Income Trust *UHT*			Security:	91359E105
Meeting Date:		06/02/04	Record Date:	04/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	112,800
Total Shares Voted:			112,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Ventas, Inc. *VTR*			Security:	92276F100
Meeting Date:		05/21/04	Record Date:	03/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Jay M. Gellert --- For

	1.2	Elect Director Ronald G. Geary --- For

	1.3	Elect Director Douglas Crocker II --- For

	1.4	Elect Director Sheli Z. Rosenberg --- For

	1.5	Elect Director Debra A. Cafaro --- For

	1.6	Elect Director Thomas C. Theobald --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Non-Employee Director Stock Option Plan	For	For
V. Vote RecommendationThe total cost of the company's plan is 2.40 percent, which is within the allowable cap for this company of 5.52 percent.

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	55,100
Total Shares Voted:			55,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund

Vornado Realty Trust *VNO*			Security:	929042109
Meeting Date:		05/27/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Realty Income & Growth Fund	170,000
Total Shares Voted:			170,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Alexander & Baldwin, Inc. *ALEX*			Security:	014482103
Meeting Date:		04/22/04	Record Date:	02/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Michael J. Chun --- For

We recommend a vote FOR the directors with the exception of Walter A. Dods, Jr.. We recommend that shareholders WITHHOLD votes from Walter A. Dods, Jr. for standing as an affiliated outsider on the Audit Committee and Walter A. Dods, Jr. for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director Allen Doane --- For

	1.3	Elect Director Walter A. Dods, Jr. --- Withhold

	1.4	Elect Director Charles G. King --- For

	1.5	Elect Director Constance H. Lau --- For

	1.6	Elect Director Carson R. McKissick --- For

	1.7	Elect Director Maryanna G. Shaw --- For

	1.8	Elect Director Charles M. Stockholm --- For

	1.9	Elect Director Jeffrey N. Watanabe --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Non-Employee Director Stock Option Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 3.80 percent is within the allowable cap for this company of 8.69 percent.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	60,700
Total Shares Voted:			60,700

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Alexander's, Inc. *ALX*			Security:	014752109
Meeting Date:		05/27/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Michael D. Fascitelli --- Withhold

We recommend a vote FOR the directors with the exception of insider Michael D. Fascitelli. We recommend that shareholders WITHHOLD votes from Michael D. Fascitelli for failure to establish an independent nominating committee.

	1.2	Elect Director David Mandelbaum --- For
	1.3	Elect Director Dr. Richard R. West --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	18,100
Total Shares Voted:			18,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Beazer Homes USA, Inc.			Security:	07556Q105
Meeting Date:		02/10/04	Record Date:	12/12/03

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Laurent Alpert --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Katie J. Bayne --- For

	1.3	Elect Director Brian C. Beazer --- For

	1.4	Elect Director Ian J. McCarthy --- For

	1.5	Elect Director Maureen E. O'Connell --- For

	1.6	Elect Director Larry T. Solari --- For

	1.7	Elect Director Stephen P. Zelnak, Jr. --- For

Mgmt	2	Amend Omnibus Stock Plan	For	Against

Vote Recommendation        We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 12.39 percent is above the allowable cap for this company of 10.60 percent.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	52,000
Total Shares Voted:			52,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Centex Corp. *CTX*			Security:	152312104
Meeting Date:		02/25/04	Record Date:	01/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Increase Authorized Common Stock	For	For
Mgmt	2	Approve Merger Agreement	For	For
Mgmt	3	Approve Merger Agreement	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	64,000
Total Shares Voted:			64,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Chelsea Property Group, Inc. *CPG*			Security:	163421100
Meeting Date:		06/10/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Increase Authorized Common Stock	For	For
Mgmt	3	Declassify the Board of Directors	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
Mgmt	4	Amend Stock Option Plan	For	Against
		V. Vote Recommendation The total cost of the company's plans of 8.45 percent is above the allowable cap for this company of 5.49 percent.
Mgmt	5	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	59,000
Total Shares Voted:			59,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

D.R. Horton, Inc. *DHI*			Security:	23331A109
Meeting Date:		01/29/04	Record Date:	12/04/03

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Donald R. Horton --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Bradley S. Anderson --- For

	1.3	Elect Director Michael R. Buchanan --- For

	1.4	Elect Director Richard I. Galland --- For

	1.5	Elect Director Francine I. Neff --- For

	1.6	Elect Director Donald J. Tomnitz --- For

	1.7	Elect Director Bill W. Wheat --- For

Mgmt	2	Amend Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	3	Other Business	For	Against
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	150,000
Total Shares Voted:			150,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Fleetwood Enterprises, Inc. *FLE*			Security:	339099103
Meeting Date:		04/12/04	Record Date:	02/18/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Increase Authorized Common Stock	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	31,000
Total Shares Voted:			31,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Florida East Coast Industries, Inc. *FLA*			Security:	340632108
Meeting Date:		06/03/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Robert W. Anestis --- For

We recommend a vote FOR the directors with the exception of affiliated outsider W. L. Thornton. We recommend that shareholders WITHHOLD votes from W. L. Thornton for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director Robert D. Fagan --- For
	1.3	Elect Director David M. Foster --- For
	1.4	Elect Director Allen C. Harper --- For
	1.5	Elect Director Adolfo Henriques --- For
	1.6	Elect Director James E. Jordan --- For
	1.7	Elect Director Gilbert H. Lamphere --- For
	1.8	Elect Director John S. Lord --- For
	1.9	Elect Director Joseph Nemec --- For
	1.10	Elect Director Herbert H. Peyton --- For
	1.11	Elect Director James J. Pieczynski --- For
	1.12	Elect Director W. L. Thornton --- Withhold

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	162,500
Total Shares Voted:			162,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Gaylord Entertainment Co. *GET*			Security:	367905106
Meeting Date:		05/07/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director E. K. Gaylord II --- Withhold

We recommend a vote FOR the directors with the exception of affiliated outsider E. K. Gaylord II. We recommend that shareholders WITHHOLD votes from E. K. Gaylord II for standing as an affiliated outsider on the Compensation Committee.

	1.2	Elect Director E. Gordon Gee --- For
	1.3	Elect Director Robert P. Bowen --- For
	1.4	Elect Director Ralph Horn --- For
	1.5	Elect Director Laurence S. Geller --- For
	1.6	Elect Director Michael D. Rose --- For
	1.7	Elect Director Colin V. Reed --- For
	1.8	Elect Director Michael I. Roth --- For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	255,962
Total Shares Voted:			255,962

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Hilton Hotels Corp. *HLT*			Security:	432848109
Meeting Date:		05/27/04	Record Date:	03/29/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director A. Steven Crown --- For

	1.2	Elect Director David Michels --- For

	1.3	Elect Director John H. Myers --- For

	1.4	Elect Director Donna F. Tuttle --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 9.16 percent is within the allowable cap for this company of 12.57 percent. Additionally, this plan expressly forbids repricing.
Mgmt	4	Approve Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

ShrHoldr	5	Declassify the Board of Directors	Against	For

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote.

ShrHoldr	6	Require Majority of Independent Directors on Board	Against	For

Currently, according to our definitions, the board consists of two insiders, four affiliated outsiders, and seven independent outsiders. Thus, insiders and affiliated outsiders constitute 46 percent of the board seats. ISS believes that a board should consist of a substantial majority of independent outsiders.        In summary, in evaluating proposals requiring that a substantial majority of the board be composed of independent directors, shareholders should closely examine the current composition of the board, the proponent's definition of independence, and the board's responsiveness to shareholder concerns. If the board composition is poor or the board has not fulfilled its fiduciary duties, then shareholders should vote in favor of a proposal which would require a greater number of outsiders on the board. However, if the board is already sufficiently independent and is fulfilling its fiduciary duty, support of such a proposal is unnecessary.        Although we do not agree with all of the proponent's classifications of independent directors, in light of the fact that the board is only 54 percent independent, we believe this proposal sends an important message to management and is in shareholders' best interests.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	500,000
Total Shares Voted:			500,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Hovnanian Enterprises, Inc. *HOV*			Security:	442487203
Meeting Date:		03/05/04	Record Date:	01/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director K. Hovnanian --- Withhold

We recommend a vote FOR the directors with the exceptions of J. Sorsby, A. Greenbaum, G. Decesaris, Jr., A. Hovnanian, and K. Hovnanian, from whom we recommend shareholders WITHHOLD votes for failure to establish an independent nominating committee and for failure to establish a majority independent board.

	1.2	Elect Director A. Hovnanian --- Withhold

	1.3	Elect Director G. Decesaris, Jr. --- Withhold

	1.4	Elect Director A. Greenbaum --- Withhold

	1.5	Elect Director D. Mcdonald --- For

	1.6	Elect Director J. Robbins --- For

	1.7	Elect Director J. Sorsby --- Withhold

	1.8	Elect Director S. Weinroth --- For

	1.9	Elect Director E. Kangas --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Increase Authorized Common Stock	For	For
		The requested increase of 130,000,000 shares is below the allowable threshold of 160,160,000 shares.
Mgmt	4	Approve Executive Incentive Bonus Plan	For	For

                                                    V. Vote Recommendation        Under 162(m), preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation. Additionally, the total cost of the company's plans of 16.04 percent is within the allowable cap for this company of 19.99 percent.

Mgmt	5	Amend Omnibus Stock Plan	For	Against
		VI. Vote Recommendation The total cost of the company's plans of 21.43 percent is above the allowable cap for this company of 19.99 percent.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	85,000
Total Shares Voted:			85,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Impac Mortgage Holdings, Inc. *IMH*			Security:	45254P102
Meeting Date:		05/25/04	Record Date:	04/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Joseph R. Tomkinson --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Stephan R. Peers. We recommend that shareholders WITHHOLD votes from Stephan R. Peers for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director William S. Ashmore --- For

	1.3	Elect Director James Walsh --- For

	1.4	Elect Director Frank P. Filipps --- For

	1.5	Elect Director Stephan R. Peers --- Withhold

	1.6	Elect Director William E. Rose --- For

	1.7	Elect Director Leigh J. Abrams --- For

Mgmt	2	Amend Charter	For	For

The company is proposing this amendment in connection with the listing of its shares on the NYSE. According to the company NYSE disallows voiding transactions settled through its facilities. Given the company's need to comply with NYSE requirements, ISS recommends a vote FOR this proposal.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	200,900
Total Shares Voted:			200,900

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

INTERSTATE HOTELS & RESORTS, INC. *IHR*			Security:	46088S106
Meeting Date:		05/27/04	Record Date:	04/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director John J. Russell, Jr. --- For
		We recommend a vote FOR the directors with the exception of independent outsider Leslie R. Doggett. We recommend that shareholders WITHHOLD votes from Leslie R. Doggett for poor attendance.
	1.2	Elect Director Leslie R. Doggett --- Withhold
	1.3	Elect Director James B. McCurry --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	1,064,360
Total Shares Voted:			1,064,360

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

John Q. Hammons Hotels Inc. *JQH*			Security:	408623106
Meeting Date:		05/11/04	Record Date:	03/25/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Donald H. Dempsey --- For
		We recommend a vote FOR the directors with the exception of independent outsider John E. Lopez-Ona. We recommend that shareholders WITHHOLD votes from John E. Lopez-Ona for poor attendance.
	1.2	Elect Director John E. Lopez-Ona --- Withhold
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	39,000
Total Shares Voted:			39,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

KB Home *KBH*			Security:	48666K109
Meeting Date:		04/01/04	Record Date:	02/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	43,000
Total Shares Voted:			43,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

La Quinta Corp. *LQI*			Security:	50419U202
Meeting Date:		05/20/04	Record Date:	03/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	1,123,700
Total Shares Voted:			1,123,700

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Lennar Corp. *LEN*			Security:	526057104
Meeting Date:		03/30/04	Record Date:	02/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Irving Bolotin --- Withhold

We recommend a vote FOR the directors with the exception of Irving Bolotin from whom we recommend that shareholders WITHHOLD votes for standing as an affiliated outsider on the Audit, Compensation, and Nominating committees.

	1.2	Elect Director R. Kirk Landon --- For

	1.3	Elect Director Donna E. Shalala --- For

Mgmt	2	Other Business	For	Against
		As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	118,000
Total Shares Voted:			118,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Levitt Corporation *LEV*			Security:	52742P108
Meeting Date:		05/11/04	Record Date:	04/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director William Scherer --- For

	1.2	Elect Director S. Lawrence Kahn, III --- For

	1.3	Elect Director Joel Levy --- For

Mgmt	2	Amend Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 6.35 percent is within the allowable cap for this company of 19.45 percent.
Mgmt	3	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	61,000
Total Shares Voted:			61,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

LNR Property Corp. *LNR*			Security:	501940100
Meeting Date:		04/21/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Brian L. Bilzin --- Withhold

We recommend a vote FOR the directors with the exception of affiliated outsider Brian L. Bilzin. We recommend that shareholders WITHHOLD votes from Brian L. Bilzin for standing as an affiliated outsider on the Compensation Committee.

	1.2	Elect Director Connie Mack --- For
	1.3	Elect Director James M. Carr --- For
Mgmt	2	Amend Executive Incentive Bonus Plan	For	For
Mgmt	3	Approve Deferred Compensation Plan	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	19,300
Total Shares Voted:			19,300

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

M.D.C. Holdings, Inc. *MDC*			Security:	552676108
Meeting Date:		04/26/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Herbert T. Buchwald --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Larry A. Mizel --- For
ShrHoldr	2	Prepare Sustainability Report	Against	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	110,100
Total Shares Voted:			110,100

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

M/I Homes Inc. *MHO*			Security:	55305B101
Meeting Date:		04/28/04	Record Date:	03/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	3	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	149,500
Total Shares Voted:			149,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

MeriStar Hospitality Corporation *MHX*			Security:	58984Y103
Meeting Date:		05/26/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director D. Ellen Shuman --- For

We recommend a vote FOR the directors with the exception of independent outsider James R. Worms. We recommend that shareholders WITHHOLD votes from Compensation Committee member James R. Worms for not aligning CEO's pay with the interests of shareholders.

	1.2	Elect Director Paul W. Whetsell --- For
	1.3	Elect Director James R. Worms --- Withhold
	1.4	Elect Director H. Cabot Lodge III --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	1,042,500
Total Shares Voted:			1,042,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Meritage Corporation *MTH*			Security:	59001A102
Meeting Date:		05/12/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Steven J. Hilton --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Raymond Oppel --- For

	1.3	Elect Director William G. Campbell --- For

Mgmt	2	Amend Stock Option Plan	For	For

                                                    V. Vote Recommendation        The total cost of the company's plans of 9.46 percent is within the allowable cap for this company of 19.90 percent.         Equity grants of stock options to top six named executive officers is 30.09 percent of the total shares awarded in the current year. More than one quarter of the total shares granted in the current year were made to top six executives.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	112,600
Total Shares Voted:			112,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Price Legacy Corp. *PLRE*			Security:	74144P106
Meeting Date:		03/11/04	Record Date:	02/04/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Exchange Offer for common stock or Series 1 preferred stock for shares of Series A preferred stock	For	For

The conversion of the Series A preferred shares into either common shares or Series 1 preferred shares should benefit common shareholders. The conversion price is in line with the relative market prices of the common shares and Series A preferred shares and was deemed fair by the company's financial advisor. The Series 1 preferred shares carry a slightly higher liquidation value but a lower annual dividend and no voting rights. Conversion of any or all of the Series A preferred shares would help simplify the company's capital structure as well as eliminate the Series A preferred shareholders' right to separately elect a portion of the board.

Mgmt	2	Exchange Offer of common stock for Series B preferred stock	For	For

The conversion of the Series B preferred shares into common shares will benefit common shareholders by simplifying the company's capital structure and eliminating a separate class of security with preferential dividend and liquidation rights.

Mgmt	3	Approve Reverse Stock Split	For	For
		The request results in an effective increase of 83,258,880 shares, which is below the allowable threshold of 86,406,000.
Mgmt	4	Authorize Board to Set Terms of Preferred Stock	For	For
		The terms of the Series 1 preferred shares are more favorable to common shareholders than the current Series A preferred shares, particularly since the Series 1 shares do not carry voting rights.
Mgmt	5	Eliminate Class of Preferred Stock	For	For
		The proposed amendment to the charter is housekeeping in nature and coincides with the retirement of the Series B preferred shares in the recapitalization.
Mgmt	6	Change the Manner of Election of Directors	For	For

The proposed amendment to the charter is housekeeping in nature and is associated with the recapitalization. It should benefit common shareholders as it will eliminate the ability of the preferred shareholders to separately elect directors to the board.

Mgmt	7	Change the Company's Authorized Capital Stock	For	For
		The proposed common and preferred share authorizations are reasonable and the overall will be simpler and more beneficial to common shareholders. We therefore support this proposal.
Mgmt	8	Amend Articles/Bylaws/Charter-Non-Routine	For	For
		These are housekeeping changes that relate to the recapitalization.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	425,200
Total Shares Voted:			425,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Prime Group Realty Trust *PGE*			Security:	74158J103
Meeting Date:		06/04/04	Record Date:	04/20/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	467,200
Total Shares Voted:			467,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Pulte Homes Inc. *PHM*			Security:	745867101
Meeting Date:		05/13/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Richard J. Dugas, Jr. --- For

	1.2	Elect Director David N. McCammon --- For

	1.3	Elect Director William J. Pulte --- For

	1.4	Elect Director Francis J. Sehn --- For

	1.5	Elect Director Michael E. Rossi --- For

Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 10.40 percent is within the allowable cap for this company of 11.34 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	3	Ratify Auditor	Against	For

Before the corporate accounting-related scandals of the past two years, ratification of auditors was generally viewed as a routine agenda item. A vote for an auditor by shareholders is confirmation that the auditor has objectively reviewed the company's financial statements for compliance with generally accepted accounting principles. Due to the recent SEC rules on auditor independence and increased shareholder scrutiny on this issue, however, ratification of auditors has turned into a more controversial agenda item. As such, ISS believes that shareholders should have the opportunity to assess the auditor's general performance, the audit and non-audit related fees paid by the company, and the auditor's overall independence.        We can see no compelling reason why the company's shareholders should not be given the right to a non-binding ratification of the independent auditor selected by the company's audit committee.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	169,800
Total Shares Voted:			169,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Standard Pacific Corp. *SPF*			Security:	85375C101
Meeting Date:		05/12/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Andrew H. Parnes --- For

	1.2	Elect Director James L. Doti --- For

	1.3	Elect Director Frank E. O'Bryan --- For

Mgmt	2	Amend Omnibus Stock Plan	For	For

                                                    V. Vote Recommendation        The total cost of the company's plans of 7.64 percent is within the allowable cap for this company of 14.45 percent. Additionally, this plan expressly forbids repricing. In 2003, the company granted over 29 percent of its total stock grants to its top 5 named executives.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	172,000
Total Shares Voted:			172,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Technical Olympic USA, Inc. *TOUS*			Security:	878483106
Meeting Date:		04/27/04	Record Date:	03/26/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Withhold
	1.1	Elect Director Konstantinos Stengos --- Withhold

We recommend WITHHOLDING votes from all nominees. We recommend that shareholders WITHHOLD votes from Audit Committee members Michael J. Poulos, William A. Hasler, and Larry D. Horner for paying excessive non-audit fees and from insiders Konstantinos Stengos, Antonio B. Mon, Andreas Stengos, George Stengos, Marianna Stengou and affiliated outsider Lonnie M. Fedrick for failure to establish a majority independent board.

	1.2	Elect Director Antonio B. Mon --- Withhold

	1.3	Elect Director Andreas Stengos --- Withhold

	1.4	Elect Director George Stengos --- Withhold

	1.5	Elect Director Marianna Stengou --- Withhold

	1.6	Elect Director Larry D. Horner --- Withhold

	1.7	Elect Director William A. Hasler --- Withhold

	1.8	Elect Director Michael J. Poulos --- Withhold

	1.9	Elect Director Lonnie M. Fedrick --- Withhold

Mgmt	2	Amend Articles to Increase the number of Authorized Capital Stock	For	For
The requested increase of 30,000,000 shares is below the allowable threshold of 63,650,000 shares.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	246,000
Total Shares Voted:			246,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

The Ryland Group, Inc. *RYL*			Security:	783764103
Meeting Date:		04/21/04	Record Date:	02/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director R. Chad Dreier --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Daniel T. Bane --- For
	1.3	Elect Director Leslie M. Frecon --- For
	1.4	Elect Director Ronald A. Hernandez --- For
	1.5	Elect Director William L. Jews --- For
	1.6	Elect Director Ned Mansour --- For
	1.7	Elect Director Robert E. Mellor --- For
	1.8	Elect Director Norman J. Metcalfe --- For
	1.9	Elect Director Charlotte St. Martin --- For
	1.10	Elect Director Paul J. Varello --- For
	1.11	Elect Director John O. Wilson --- For
Mgmt	2	Approve Non-Employee Director Stock Option Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 13.28 percent is within the allowable cap for this company of 19.96 percent.
ShrHoldr	3	Prepare Sustainability Report	Against	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	89,000
Total Shares Voted:			89,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Toll Brothers, Inc. *TOL*			Security:	889478103
Meeting Date:		03/18/04	Record Date:	01/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	152,800
Total Shares Voted:			152,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Vornado Realty Trust *VNO*			Security:	929042109
Meeting Date:		05/27/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	60,000
Total Shares Voted:			60,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

WCI COMMUNITIES INC *WCI*			Security:	92923C104
Meeting Date:		05/20/04	Record Date:	03/26/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director F. Philip Handy --- Withhold
		We recommend a vote FOR the directors with the exception of independent outsider F. Philip Handy. We recommend that shareholders WITHHOLD votes from F. Philip Handy for poor attendance.
	1.2	Elect Director Jerry L. Starkey --- For

	1.3	Elect Director Kathleen M. Shanahan --- For

Mgmt	2	Amend Omnibus Stock Plan	For	For

            V. Vote Recommendation        The total cost of the company's plans of 18.14 percent is within the allowable cap for this company of 19.61 percent.  Equity grants of stock options to top five named executive officers is 33.13 percent of the total shares awarded in the current year. More than one quarter of the total shares granted in the current year were made to top five executives.

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	315,800
Total Shares Voted:			315,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine U.S. Real Estate Equity Fund

Wellsford Real Properties, Inc. *WRP*			Security:	950240200
Meeting Date:		06/29/04	Record Date:	04/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine U.S. Real Estate Equity Fund	34,800
Total Shares Voted:			34,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Realty Income & Growth Fund - CL Y

Catellus Development Corporation *CDX*			Security:	149111106
Meeting Date:		09/26/2003	Record Date:

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors
		Director 1	For	For
		Director 2	For	For
		Director 3	For	For
		Director 4	For	For
		Director 5	For	For
		Director 6	For	For
		Director 7	For	For
		Director 8	For	For
		Director 9	For	For
		Director 10	For	For
		Director 11	For	For

Mgmt	2	Approve and Adopt Agreement and Plan of Merger	For	For

Mgmt	3	Approve Amendment to 2000 Performance Award Plan	For	For

Mgmt	4	Approve and Adopt the 2003 Performance Reward Plan	For	For

ShrHoldr	5	Stockholder Proposal Relating to Stockholder Rights Plan	Against	Against

		Account Name	Shares Voted

Total Shares Voted:

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE EQUITY TRUST

By (Signature and Title)* /s/ Sheldon R. Flamm, Treasurer

Date 8/24/04

* Print the name and title of each signing officer under his or her signature.